Registration No. 333-87732

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|X| Pre-Effective Amendment No. 1 |_| Post-Effective Amendment No.

(Check appropriate box or boxes)

THE DREYFUS/LAUREL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

           Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

          An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

DREYFUS PREMIER HIGH YIELD SECURITIES FUND

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Dear Shareholder:

          As a shareholder of Dreyfus Premier High Yield Securities Fund (the "Fund") you are being asked to vote on an Agreement and Plan of Reorganization for the Fund to transfer all of the Fund's assets attributable to its Class A, Class B, Class C and Class T shares in a tax-free reorganization to Dreyfus Premier Limited Term High Income Fund (the "Acquiring Fund"), in exchange for Class A, Class B and Class C shares, respectively, of the Acquiring Fund (with Fund Class T shareholders receiving Acquiring Fund Class A shares). If the Agreement and Plan of Reorganization is approved and consummated for the Fund, you would no longer be a shareholder of the Fund, but would become a shareholder of the Acquiring Fund, which has management policies similar to those of the Fund. The Fund is a series of Dreyfus Premier Fixed Income Funds (the "Trust"), and the Acquiring Fund is a series of The Dreyfus/Laurel Funds Trust.

          After careful review, the Trust's Board of Trustees has unanimously approved the proposed reorganization. The Trustees of the Trust believe that the proposal set forth in the notice of meeting for the Fund is important and recommend that you read the enclosed materials carefully and then vote for the proposal.

        Your vote is important. Please take a moment to sign and return your proxy card in the enclosed postage-paid return envelope. The Fund also may solicit proxies by letter or telephone. Voting by telephone will reduce the time and costs associated with the proxy solicitation. When the Fund records proxies by telephone, it will use procedures designed to (1) authenticate shareholders' identities, (2) allow shareholders to authorize the voting of their shares in accordance with their instructions and (3) confirm that their instructions have been recorded properly.

           Further information about the transaction is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call 1-800-554-4611.

Sincerely, John B. Hammalian, Secretary

June 3, 2002

TRANSFER OF THE ASSETS OF
DREYFUS PREMIER HIGH YIELD SECURITIES FUND
TO AND IN EXCHANGE FOR SHARES OF

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND

QUESTIONS AND ANSWERS

The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY FUND INVESTMENT IF THE PROPOSED REORGANIZATION IS APPROVED?

You will become a shareholder of Dreyfus Premier Limited Term High Income Fund (the "Acquiring Fund") on or about August 8, 2002 (the "Closing Date") and will no longer be a shareholder of Dreyfus Premier High Yield Securities Fund (the "Fund"). The Fund will be dissolved pursuant to the proposed reorganization. You will receive Class A, Class B or Class C shares of the Acquiring Fund corresponding to your Class A, Class B, Class C or Class T shares of the Fund (with Class T shareholders of the Fund receiving Class A shares of the Acquiring Fund) with a value equal to the value of your investment in the Fund as of the Closing Date.

WHAT IS THE KEY REASON FOR THE PROPOSED REORGANIZATION?

The reorganization will permit Fund shareholders to participate in a larger fund that has similar investment policies and a lower expense ratio.

DO THE FUNDS HAVE SIMILAR INVESTMENT GOALS AND STRATEGIES?

The Fund's investment goal is to maximize total return through current income and capital appreciation. The Acquiring Fund seeks high current income. Each of the Fund and Acquiring Fund pursues its goal by investing at least 80% of its assets in bonds rated below investment grade ("high-yield" or "junk" bonds), or the unrated equivalent thereof. However, the investment goals, policies and restrictions, and actual risk profile, of the Fund and the Acquiring Fund are not identical. The Dreyfus Corporation is the investment adviser for each fund. For additional information regarding the differences between the funds, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

The proposed reorganization, if approved by Fund shareholders, will not be a taxable event for Federal income tax purposes. Shareholders will not realize any capital gain or loss as a direct result of the proposed reorganization. The Fund will distribute any undistributed net investment income and net realized capital gains prior to the reorganization.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE ACQUIRING FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE FUND?

Yes. You will continue to enjoy the same shareholder privileges such as the Fund Exchanges, Dreyfus TeleTransfer Privilege, Dreyfus Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege, Dreyfus Dividend Sweep, Dreyfus Auto-Exchange Privilege, and Dreyfus Automatic Withdrawal Plan. In addition, the Acquiring Fund offers checkwriting, but does not offer Dreyfus Payroll Savings Plan.

WILL I BE CHARGED A SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") AT THE TIME OF THE REORGANIZATION?

No. No sales charge or CDSC will be imposed at the time of the reorganization, although any subsequent investment in the Acquiring Fund will be subject to any applicable sales charge and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund will be subject to the same CDSC as redemption of Class B or Class C shares (or Class A or Class T shares subject to a CDSC) of the Fund (calculated from the date of original purchase).

WHO WILL PAY THE EXPENSES OF THE REORGANIZATION?

Because of the anticipated benefits to shareholders of each fund as a result of the reorganization, expenses relating to the proposed reorganization will be split proportionately between the funds, based on the net assets of each fund on the date of the consummation of the reorganization.

HOW DOES THE BOARD OF TRUSTEES RECOMMEND I VOTE?

The Trustees recommend that you vote FOR the reorganization. The Trustees believe the reorganization is in the best interests of the Fund and its shareholders.

Please note, if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

DREYFUS PREMIER HIGH YIELD SECURITIES FUND

Notice of Special Meeting of Shareholders

To the Shareholders:

          A Special Meeting of Shareholders of Dreyfus Premier High Yield Securities Fund (the "Fund"), a series of Dreyfus Premier Fixed Income Funds (the "Trust"), will be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, on Thursday, August 1, 2002, at 3:00 p.m., for the following purposes:

1.

To consider an Agreement and Plan of Reorganization providing for the transfer of all of the assets, subject to liabilities, of the Fund attributable to its Class A, Class B, Class C and Class T shares to Dreyfus Premier Limited Term High Income Fund (the "Acquiring Fund"), in exchange for the Acquiring Fund's Class A, Class B and Class C shares and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Exchange"). Class A, Class B and Class C shares of the Acquiring Fund received in the Exchange will be distributed by the Fund to its Class A, Class B, Class C and Class T shareholders (with Fund Class T shareholders receiving Acquiring Fund Class A shares), in liquidation of the Fund, after which the Fund will cease operations and will be terminated as a series of the Trust; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

Shareholders of record at the close of business on June 3, 2002, will be entitled to receive notice of and to vote at the meeting.

By Order of the Board of Trustees John B. Hammalian, Secretary

New York, New York
June 3, 2002

                                                                               WE NEED YOUR PROXY VOTE IMMEDIATELY

     A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS WILL HAVE TO BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF FUND SHARES ELIGIBLE TO VOTE IS REPRESENTED. IN THAT EVENT, THE FUND, AT SHAREHOLDERS' EXPENSE, WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD IMMEDIATELY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

TRANSFER OF THE ASSETS OF

DREYFUS PREMIER HIGH YIELD SECURITIES FUND
(A SERIES OF DREYFUS PREMIER FIXED INCOME FUNDS)

TO AND IN EXCHANGE FOR SHARES OF

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
(A SERIES OF THE DREYFUS/LAUREL FUNDS TRUST)

PROSPECTUS/PROXY STATEMENT

June 6, 2002

Special Meeting of Shareholders
to be held on August 1, 2002

          This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Dreyfus Premier Fixed Income Funds (the "Trust") on behalf of Dreyfus Premier High Yield Securities Fund (the "Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Fund to be held on Thursday, August 1, 2002, at 3:00 p.m., at the offices of The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, 7th Floor, New York, New York 10166, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on June 3, 2002, are entitled to receive notice of and to vote at the Meeting.

          It is proposed that the Fund transfer all of its assets, subject to stated liabilities, attributable to its Class A, Class B, Class C and Class T shares to Dreyfus Premier Limited Term High Income Fund (the "Acquiring Fund"), a series of The Dreyfus/Laurel Funds Trust (the "Acquiring Trust"), in exchange for the Acquiring Fund's Class A, Class B and Class C shares (with Fund Class T shareholders receiving Acquiring Fund Class A shares) and the assumption by the Acquiring Fund of the Fund's stated liabilities, all as more fully described in this Prospectus/Proxy Statement (the "Exchange"). Upon consummation of the Exchange, the Acquiring Fund shares received by the Fund will be distributed to Fund shareholders, with each shareholder receiving a pro rata distribution of Acquiring Fund shares (or fractions thereof) for Fund shares held prior to the Exchange. Thus, it is contemplated that each shareholder will receive for his or her Fund shares a number of Class A shares, Class B shares or Class C shares (or fractions thereof) of the Acquiring Fund equal in value to the aggregate net asset value of the shareholder's Fund shares as of the date of the Exchange.

          This Prospectus/Proxy Statement, which should be retained for future reference, concisely sets forth information about the Acquiring Fund that Fund shareholders should know before voting on the proposal or investing in the Acquiring Fund.

          A Statement of Additional Information ("SAI") dated June 6, 2002, relating to this Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Acquiring Fund and the Fund. A copy of the SAI is available without charge by calling 1-800-554-4611, or writing to the Acquiring Fund at its offices at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Shares of the Acquiring Fund and the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Acquiring Fund, as in the Fund, involves certain risks, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved the Acquiring Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

          The Fund and the Acquiring Fund are open-end, management investment companies advised by Dreyfus. The Dreyfus Taxable Fixed Income Team collectively makes investment decisions for the Fund and Acquiring Fund. The funds do not have the same investment objective, policies or risk factors, but they do have similar investment approaches and management policies. The substantive differences between the Fund and the Acquiring Fund are set forth in this Prospectus/Proxy Statement.

          The Acquiring Fund's Prospectus dated May 1, 2002 and Annual Report for its fiscal year ended December 31, 2001, including its audited financial statements for the fiscal year, each accompany this Prospectus/Proxy Statement. The Acquiring Fund's Prospectus and the financial statements contained in its Annual Report are incorporated in this Prospectus/Proxy Statement by reference. For a free copy of the Fund's Prospectus dated March 1, 2002, or Annual Report for its fiscal year ended October 31, 2001, call 1-800-554-4611, or write to the Fund at its offices located at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

          Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class A, Class B, Class C and Class T shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed form of proxy is executed and returned, it nevertheless may be revoked by giving another proxy or by letter directed to the Fund, which must indicate the shareholder's name and account number. To be effective, such revocation must be received before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. Please note, if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. As of June 3, 2002, 10,282,775.791 Fund shares were issued and outstanding.

Proxy materials will be mailed to shareholders of record on or about June 15, 2002.

TABLE OF CONTENTS

Summary	1

Reasons for the Exchange	13

Information about the Exchange	13

Additional Information about the Acquiring Fund and the Fund	16

Voting Information	16

Financial Statements and Experts	18

Other Matters	19

Notice to Banks, Broker/Dealers and Voting Trustees and their Nominees	19

Exhibit A: Agreement and Plan of Reorganization	A-1

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING
FOR THE TRANSFER OF ALL OF THE ASSETS OF THE FUND TO THE ACQUIRING FUND

SUMMARY

          This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Acquiring Fund's Prospectus, the Fund's Prospectus and the Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Exhibit A.

          Proposed Transaction. The Trust's Board, including the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), has approved unanimously an Agreement and Plan of Reorganization (the "Plan") for the Fund. The Plan provides that, subject to the requisite approval of the Fund's shareholders, on the date of the Exchange the Fund will assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash, in exchange for Class A, Class B and Class C shares of the Acquiring Fund having an aggregate net asset value equal to the value of the Fund's net assets, and the assumption by the Acquiring Fund of the Fund's stated liabilities. The Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each Class A, Class B, Class C and Class T Fund shareholder will receive a pro rata distribution of Acquiring Fund Class A, Class B and Class C shares (or fractions thereof), respectively (with Fund Class T shareholders receiving Acquiring Fund Class A shares), having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Fund shares as of the date of the Exchange. Thereafter, the Fund will be terminated as a series of the Trust and cease operations.

          As a result of the Exchange, each Fund shareholder will cease to be a shareholder of the Fund and will become a shareholder of the Acquiring Fund as of the close of business on the date of the Exchange. No sales charge or contingent deferred sales charge ("CDSC") will be imposed at the time of the Exchange. Any subsequent investment in the Acquiring Fund after the Exchange will be subject to any applicable sales charge, and any redemption of Class B or Class C shares (or Class A shares subject to a CDSC) of the Acquiring Fund will be subject to the same CDSC as the redemption of Class B or Class C shares (or Class A or Class T shares subject to a CDSC) of the Fund and would be calculated from the date of original purchase.

          The Trust's Board has concluded unanimously that the Exchange would be in the best interests of the Fund and its shareholders and the interests of the Fund's existing shareholders would not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Exchange."

          Tax Consequences. As a condition to the closing of the Exchange, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for Federal income tax purposes, (1) no gain or loss will be recognized by the Fund's shareholders as a result of the Exchange, (2) the holding period and aggregate tax basis of Acquiring Fund shares received by a Fund shareholder will be the same as the holding period and aggregate tax basis of the shareholder's Fund shares, and (3) the holding period and tax basis of the Fund's assets transferred to the Acquiring Fund as a result of the Exchange will be the same as the holding period and tax basis of such assets held by the Fund immediately prior to the Exchange. See "Information about the Exchange—Federal Income Tax Consequences."

          Comparison of the Fund and the Acquiring Fund. The following discussion is primarily a summary of certain parts of the Fund's Prospectus and the Acquiring Fund's Prospectus. Information contained in this Prospectus/Proxy Statement is qualified by the more complete information set forth in those Prospectuses, which are incorporated herein by reference.

           The Fund and the Acquiring Fund are separate diversified portfolios of the Trust and the Acquiring Trust, respectively, which are organized as unincorporated business trusts under the laws of the Commonwealth of Massachusetts.

          Goal/Approach. The Fund and the Acquiring Fund have different investment goals, but apply a similar investment approach to achieve their goals. The Fund seeks to maximize total return through current income and capital appreciation. The Acquiring Fund seeks high current income.

          To pursue their respective goals, the Fund and the Acquiring Fund invest at least 80% of their respective assets in bonds that are commonly known as "high yield" or "junk" bonds. High yield bonds are fixed-income securities rated at the time of purchase BB or Ba and below by credit rating agencies such as S&P or Moody's, or the unrated equivalent as determined by Dreyfus. These bonds have a "below investment grade" credit quality and are considered to be speculative. The respective portfolios of the Fund and the Acquiring Fund may include various types of high yield bonds, including corporate bonds and notes, mortgage-related securities, asset-backed securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

          There are some differences in the policies that the Fund and the Acquiring Fund have regarding the use of derivatives, and in effecting transactions with borrowed money (which is a form of leveraging). For example, the Acquiring Fund's policy is to use futures and options only to hedge its portfolio. The Fund's policy is to use them to hedge its portfolio or to increase returns. Also, the Acquiring Fund will borrow money only for temporary or emergency purposes, in anticipation of share redemptions, or to facilitate portfolio securities trades. The Fund may borrow for any purpose, including for investment purposes.

          In other material respects, the management policies of the Fund and the Acquiring Fund are the same. For more information on either the Acquiring Fund's or the Fund's management policies, see "Goal/Approach" in the relevant Prospectus and "Description of the Fund/Trust" in the Acquiring Fund's Statement of Additional Information and "Description of the Company and Funds" in the Fund's Statement of Additional Information.

Maturity and Duration. The Fund is not subject to any restrictions or limitations on average portfolio maturity or duration or on the maturity or duration of individual securities selected for investment.

          The Acquiring Fund is required to maintain an average effective portfolio maturity of 4 years or less and an average effective portfolio duration of 3.5 years or less, although there is no limit on the maturity or duration of individual securities selected for investment. This policy is intended to provide the Acquiring Fund with relatively lower share price volatility compared with higher-yielding, longer-term high yield bond funds such as the Fund.

          In calculating average effective maturity and duration, the Acquiring Fund may treat a security that can be repurchased by its issuer on an earlier date (known as a "call date") as maturing on the call date rather than on its stated maturity date. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments, which incorporates the security's yield, coupon interest payments, final maturity and option features into one measure. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally, the longer a fund's effective duration or maturity, the more it will react to interest rate fluctuations.

          Set forth below is a comparison of the Fund's and Acquiring Fund's average effective maturity and duration as of March 28, 2002. If the Exchange is consummated, the transfer of portfolio securities from the Fund to the Acquiring Fund will not result in the Acquiring Fund's average effective maturity or average effective duration exceeding the limitations described above for the Acquiring Fund.

                                      Fund               Acquiring Fund
                                      ----               --------------

         Avg. Effective Maturity      5.23 years         3.93 years

         Avg. Effective Duration      4.49 years         2.14 years

Portfolio Management. Since April 2001, the Fund and the Acquiring Fund each have been managed by The Dreyfus Taxable Fixed Income Team, which employs a "top-down" investment process for selecting high yield bonds for investment. This process involves looking at a variety of factors when assessing a potential investment, including the company's financial strength, the state of the industry or sector it belongs to, the long-term fundamentals of that industry or sector, the company's management, and whether there is sufficient equity value in the company. The process also involves seeking out companies that are underleveraged, have positive free cash flow, and are self-financing. Under certain circumstances, the Fund and the Acquiring Fund may invest in investment grade securities.

          Prior to April 2001, the Fund and the Acquiring Fund were each managed by an individual Dreyfus portfolio manager, using an investment process that included seeking out "special situation" and "out-of-favor" bonds with a perceived trigger event that would cause a rise in the bond's value.

          Main Risks. The principal risks associated with an investment in the Fund and the Acquiring Fund are substantially similar. These risks are discussed below. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

•	Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the fund's effective maturity and duration, the more its share price is likely to react to interest rates. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer "calls" its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

•	Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause the bond's price to fall, potentially lowering the fund's share price. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Market risk. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry.

•	Liquidity risk. When there is no active trading market for specific securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

•	Prepayment and extension risk. When interest rates fall, the principal on mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield, or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-backed and certain other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising rates and its potential for price declines.

•	Derivative risk. Each fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to indexes and interest rates), swaps and other credit derivatives, CMOs, stripped mortgage-backed securities and asset-backed securities. Each fund may, but is not required to, use derivatives as a substitute for taking a position in an underlying asset, to manage interest rate risk, as part of a hedging strategy. The Fund also may use derivatives to increase returns. A small investment in derivatives could have a potentially large impact on the fund's performance. Certain derivatives, such as stripped mortgage-backed securities, may move in the same direction as interest rates. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund's other investments.

•	Short sale risk. Each fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

•	Market sector risk. Each fund may overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

•	Leveraging risks. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, engaging in forward commitment transactions, and, with respect to the Fund, borrowing money to purchase securities, will magnify the fund's gains or losses.

•	Foreign risk. The prices and yields of foreign bonds may be affected by political and economic instability, less liquid markets for such securities, or changes in currency exchange rates. The bonds of issuers located in emerging markets in which each fund may invest can be more volatile and less liquid than those of issuers in more mature economies.

             The Fund and the Acquiring Fund each may lend its respective portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

           Under adverse market conditions, the Fund or the Acquiring Fund could invest some or all of its assets in money market securities. Although the Fund or the Acquiring Fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. To the extent a fund invests defensively in these securities, it might not achieve its investment objective.

          See "Main Risks" in the relevant Prospectus and "Description of the Fund/Trust" in the Acquiring Fund's Statement of Additional Information and "Description of the Company and Funds" in the Fund's Statement of Additional Information for a more complete description of investment risks.

          Sales Charges. The maximum sales charge imposed on the purchase of Class A shares of the Fund is 5.75%, which is higher than the maximum sales charge of 4.50% imposed on the purchase of Class A shares of the Acquiring Fund. If the Exchange is consummated, Fund Class A shareholders would be able to purchase additional Class A shares of the Acquiring Fund at a lower sales charge, assuming an investment amount of less than $250,000.

           The maximum sales charge imposed on Class T shares of the Fund is the same as that imposed on Class A shares of the Acquiring Fund, except that the sales charge imposed on purchases of between $250,000 to $999,999 of Acquiring Fund Class A shares is higher than that imposed on such purchases of Class T shares of the Fund. In addition, Fund Class A and Class T shares and Acquiring Fund Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase are subject to the same 1.00% CDSC. The CDSC imposed at the time of redemption on Class B and Class C shares for the Fund and the Acquiring Fund are identical. See in the relevant Prospectus "Account Policies—Share Class Charges" for a discussion of sales charges and the CDSC.

          Fees and Expenses. The following information concerning fees and expenses of the Fund and the Acquiring Fund is derived from information set forth under the caption "Expenses" in the relevant Prospectus. The fees and expenses set forth below are for the fiscal year ended October 31, 2001 for the Fund and December 31, 2001 for the Acquiring Fund. The "Pro Forma After Exchange" operating expenses information is based on the net assets and fund accruals of the Fund and the Acquiring Fund as of December 31, 2001, as adjusted showing the effect of the Exchange had it occurred on such date. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

           The Fund and the Acquiring Fund each pay Dreyfus a management fee. The management fee structures of the Fund and the Acquiring Fund differ. The Fund pays Dreyfus a separate management fee at the annual rate of 0.65% of the value of the Fund's average daily net assets, pays other service providers directly, and bears other Fund expenses directly.

           Unlike the arrangements between most investment advisers and the funds they manage, the Acquiring Fund pays Dreyfus a "unitary" fee at the annual rate of 0.70% of the value of the Acquiring Fund's average daily net assets. Under the unitary fee structure, Dreyfus pays all of the Acquiring Fund's expenses except brokerage fees, taxes, interest, fees and expenses of the non-interested Trustees (including counsel expenses), the Rule 12b-1 fees described below, and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Trustees (including counsel fees), Dreyfus is contractually required to reduce its fee by an amount equal to the Acquiring Fund's allocable share of such fees and expenses.

Annual Fund Operating Expenses
(expenses paid from fund assets)
(percentage of average daily net assets):

                                                                            Pro Forma After
                                                            Acquiring           Exchange
                                          Fund                Fund          Acquiring Fund
                                         Class A            Class A             Class A
                                      -------------      -------------      ----------------
  Management fees                          .65%              .70%                 .70%
  Rule 12b-1 fee                            None             .25%                 .25%
  Shareholder services fee                 .25%              None                 None
  Other expenses                           .46%*             .01%*                .01%**
                                           ---               ---                  ---
  Total                                   1.36%              .96%                 .96%

                                                                           Pro Forma After
                                                            Acquiring          Exchange
                                          Fund                Fund         Acquiring Fund
                                         Class B            Class B            Class B
                                         -------         --------------   ----------------
  Management fees                          .65%                .70%                .70%
  Rule 12b-1 fee                           .75%                .75%                .75%
  Shareholder services fee                 .25%                None                None
  Other expenses                           .43%*               .01%*               .01%**
  Total
                                          2.08%                1.46%              1.46%
                                          ----                 ----               -----

                                                                           Pro Forma After
                                                            Acquiring          Exchange
                                          Fund                Fund         Acquiring Fund
                                         Class C           Class C             Class C
                                         -------         --------------   ----------------

  Management fees                         .65%                 .70%                .70%
  Rule 12b-1 fee                          .75%                1.00%               1.00%
  Shareholder services fee                .25%                 None                 None
  Other expenses                          .42%*                .01%*               .01%**
                                          ---                  ---                 ---
  Total                                  2.07%                1.71%               1.71%

                                                                                Pro Forma After
                                                            Acquiring               Exchange
                                          Fund                Fund              Acquiring Fund
                                         Class T           Class T                  Class T
                                         -------         --------------        ----------------

  Management fees                           .65%             .70%                     .70%
  Rule 12b-1 fee                            .25%             .25%                     .25%
  Shareholder services fee                  .25%              None                    None
  Other expenses                            .28%*            .01%*                    .01%**
                                            ---              ---                      ---
  Total                                    1.43%             .96%                     .96%

* The Fund incurred interest expense during its last fiscal year at the rate of 0.11%, 0.13%, 0.15%, and 0.13%, for Class A, B, C and T shares, respectively. The Acquiring Fund also incurred interest expense during its last fiscal year at the rate of .01% for each Class. Had these expenses not been incurred, "other expenses" for each Class would have been reduced accordingly.

** Since the Acquiring Fund is not permitted to borrow for investment purposes, the Fund would close out any outstanding borrowings made for investment purposes prior to the Exchange.

Example

        This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

                             Fund                            Acquiring Fund               Pro Forma After Exchange
            ------------------------------------------------------------------------------------------------------
            Class A   Class B    Class C   Class T    Class A   Class B    Class C   Class A    Class B   Class C
            Shares    Shares*    Shares*   Shares**   Shares    Shares*    Shares*    Shares    Shares*   Shares*
            ------    ------     ------    ------     ------    ------     ------     ------    ------    ------
1 Year    $706       $611/211   $310/210  $589       $544      $549/149   $274/174  $544       $549/149  $274/174
3 Years   $981       $952/652   $649      $882       $742      $762/462   $539      $742       $762/462  $539
5 Years   $1,277     $1,319/    $1,114    $1,196     $957      $997/797   $928      $957       $997/797  $928
                      1,119
10 Years  $2,116     $2,057***  $2,400    $2,086     $1,575    $1,487***  $2,019    $1,575     $1,487*** $2,019

__________

* ** ***

With redemption/without redemption.
Class T shareholders of the Fund will receive Class A shares of the Acquiring Fund.
Assumes conversion of shares to Class A at the end of the sixth year following the date of purchase.

        Acquiring Fund Past Performance. The bar chart and table below illustrate the risks of investing in the Acquiring Fund. The bar chart shows the changes in the Acquiring Fund Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the average annual total return of the Acquiring Fund's Class A, Class B and Class C shares to that of the Merrill Lynch High Yield Master II Index, an unmanaged index of high yield bond performance and the Acquiring Fund's and Fund's benchmark index, and a customized limited-term high yield index described below. Sales loads are reflected in the table. Performance for each share class will vary from the performance of the Acquiring Fund's other share classes due to differences in charges and expenses. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

        After-tax performance is shown only for Class A shares. After-tax performance of the Acquiring Fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and reflect applicable sales loads, but do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangement such as 401(k) plans or individual retirement accounts.

Acquiring Fund--Class A Shares
Year-by-year total return as of 12/31 each year (%)

                                                                   -0.10%      1.99%     -4.26%    -1.62%
    '92         '93       '94        '95        '96       '97        '98        '99       '00        '01

Best Quarter:                     Q4 '01                  +5.95%

Worst Quarter:                    Q3 '01                  -8.33%

The Acquiring Fund's year-to-date total return as of 3/31/02 was -0.11%.

Acquiring Fund--Class
A, Class B and Class C Shares
Average annual total return as of 12/31/01

                                              Since inception
                                 1 Year          (6/02/97)

Acquiring Fund
Class A                          -6.03%           -0.76%

Acquiring Fund
Class A
returns after taxes on
distributions                    -9.79%           -4.66%

Acquiring Fund
Class A
returns after taxes on
distributions and sale of
fund shares                      -3.63%            -2.38%

Acquiring Fund
Class B                          -5.65%            -0.54%
returns before taxes

Acquiring Fund
Class C
returns before taxes             -3.12%            -0.48%

Merrill Lynch High Yield
Master II Index
Reflects No Deduction for
Fees, Expenses or Taxes          4.48%              2.82%**

Dreyfus Customized
Limited-term High Yield
Index*
Reflects No Deduction for
Fees, Expenses or Taxes         11.14%              5.65%**

--------------------
* The four sub-indices, blended and market weighted, are BB-rated 1-3 years,
(ii) B-rated 1-3 years, (iii) BB- rated 3-5 years, and (iv) B-rated 3-5 years.

** For comparative purposes, the value of each index on 5/31/97 is used as the beginning value on 6/2/97. Unlike the returns for the Acquiring Fund, no sales loads are reflected in the returns for the indexes.

           Performance Comparison of the Fund and the Acquiring Fund. Set forth below is a comparison of the 30-day yield and average annual returns for Class A shares of the Fund and Class A shares of the Acquiring Fund, each at net asset value (NAV). Note that the Fund and the Acquiring Fund have different inception dates, so that the returns since inception are not comparable. These returns do not reflect applicable sales charges, which would reduce returns, and also do not reflect taxes. All figures are as of March 31, 2002.

                                       Average Annual Total Return
                                       ---------------------------
                                                                 Since
                   Ytd*      1-Year       3-Year      5-Year     Inception    30-Day Yield
                   ----      ---------    ------      ------     ----------   ------------
Fund                 2.10%   -4.50%       -8.35%      -4.05%     -0.08%**     10.74%

Acquiring   Fund   -0.11%    -2.68%       -1.73%      n/a         0.21%***      9.52%
_______________________
*        Year-to-date figures represent aggregate total return for the period and not annualized total return.
**       March 25, 1996
***      May 30, 1997

          Of course, returns are historical for the periods noted and not indicative of future results. Market volatility and interest rate changes, among other factors, can dramatically affect short-term returns. Shareholders are encouraged to call Dreyfus for the most recent performance of the Fund and the Acquiring Fund.

          Investment Adviser. The investment adviser for the Fund and the Acquiring Fund is Dreyfus, located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $194 billion in over 190 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ("Mellon"), a global financial services company with approximately $2.6 trillion of assets under management, administration or custody, including over $590 billion under management. Mellon provides financial services for institutions, corporations, and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services, and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

          Primary Portfolio Managers. For the Fund and the Acquiring Fund, investment decisions are made collectively by the Dreyfus Taxable Fixed Income Team, which consists of sector specialists. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

          Board Members. Other than Joseph S. DiMartino, Chairman of the Board of the Trust and the Acquiring Trust, the Trust and the Acquiring Trust each have different Board members. For a description of the Board members, see the relevant Statement of Additional Information.

          Capitalization. Both the Fund and the Acquiring Fund have classified their respective shares into four classes – Class A, Class B, Class C and Class R for the Acquiring Fund and Class A, Class B, Class C and Class T for the Fund. The following table sets forth as of March 31, 2002 (1) the capitalization of each class of the Fund's shares, (2) the capitalization of each class of the Acquiring Fund's shares and (3) the pro forma capitalization of each class of the Acquiring Fund's shares, as adjusted showing the effect of the Exchange had it occurred on such date (and rounded to the nearest whole dollar or share). Because no share class of the Fund is being exchanged for Class R of the Acquiring Fund, information regarding Class R is not included.

                                                                                    Pro Forma After
                                                                                       Exchange
                               Fund              Fund         Acquiring Fund        Acquiring Fund
                              Class A          Class T           Class A               Class A*
                            ------------      ----------      --------------         -------------
  Total net assets          $ 48,763,027      $ 182,250       $ 117,786,717          $ 166,731,994
  Net asset value per             $ 5.73          $5.73               $7.72                 $ 7.72
    share
  Shares outstanding           8,516,413         31,808          15,266,051            21,610,780

                                                                               Pro Forma After
                                                                                  Exchange
                                  Fund              Acquiring Fund             Acquiring Fund
                                 Class B                Class B                     Class B
                               -----------           -------------             ----------------
  Total net assets             $ 6,595,679           $ 312,834,639               $ 319,430,318
  Net asset value                    $5.69                   $7.72                       $7.72
    per share
  Shares outstanding             1,158,305              40,544,372                  41,398,097

                                                                                Pro Forma After
                                                                                    Exchange
                                  Fund              Acquiring Fund               Acquiring Fund
                                 Class C                Class C                     Class C
                               -----------          ----------------             ----------------
  Total net assets             $ 2,701,489           $ 82,026,960                 $ 84,728,449
  Net asset value                    $5.66                  $7.72                        $7.72
    per share
  Shares outstanding               477,081             10,625,270                   10,975,046

* Class T shareholders of the Fund will receive Class A shares of the Acquiring
Fund.

          Purchase Procedures. The purchase procedures of the Fund and the Acquiring Fund and the automatic investment services they offer are substantially the same, except that the Acquiring Fund does not offer Dreyfus Payroll Savings Plan. See "Account Policies – Buying Shares" and "Services for Fund Investors" in the relevant Prospectus for a discussion of purchase procedures.

          Shareholder Services Plan. Class A, Class B, Class C and Class T shares of the Fund are subject to a Shareholder Services Plan pursuant to which the Fund pays its distributor a fee at an annual rate of 0.25% of the average daily net assets of the relevant class for providing shareholder services. The Acquiring Fund has no Shareholder Services Plan, but has adopted plans pursuant to Rule 12b-1 under the 1940 Act, described below, which provide for payments for shareholder servicing. See "Distribution Plan and Shareholder Services Plan—Shareholder Services Plan" in the Fund's Statement of Additional Information for a discussion of the Shareholder Services Plan.

          Distribution and Service Plans. Class B, Class C and Class T shares of the Fund and Class A, Class B and Class C shares of the Acquiring Fund are subject to plans adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Rule 12b-1 Plan"). Under the Fund's Rule 12b-1 Plan, the Fund pays its distributor a fee at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class T shares (there is no Rule 12b-1 Plan fee for Class A shares) for distribution expenses of such shares. Under the Acquiring Fund's Rule 12b-1 Plans, the Acquiring Fund pays its distributor a fee at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 1.00% of the average daily net assets of Class C shares to finance the sale and distribution of such shares and for shareholder servicing. Because the Rule 12b-1 Plan fee is paid out of the assets attributable to the relevant Class of shares on an ongoing basis, over time it will increase the cost of your investment in such Class of shares and may cost you more than paying other types of sales charges. See "Distribution Plan and Shareholder Services Plan--Distribution Plan" in the Fund's Statement of Additional Information and "Distribution and Service Plans" in the Acquiring Fund's Statement of Additional Information for a discussion of the relevant Rule 12b-1 Plan.

          Redemption Procedures. The redemption procedures of the Fund and the Acquiring Fund are the same except that the Acquiring Fund offers checkwriting and the Fund does not. If the Exchange is approved and consummated, shareholders of the Fund may contact their financial adviser to establish checkwriting with respect to the Acquiring Fund. See "Account Policies—Selling Shares" and "Instructions for Regular Accounts" or "Instructions for IRAs" in the relevant Prospectus for a discussion of redemption procedures.

        Shareholder Services. The shareholder services offered by the Fund and the Acquiring Fund are substantially similar, except that the Acquiring Fund does not offer Dreyfus Payroll Savings Plan. The other privileges you currently have on your Fund account will transfer automatically to your account with the Acquiring Fund. See "Services for Fund Investors" in the relevant Prospectus for a further discussion of the shareholder services offered.

          Distributions. Consistent with the Fund's total return focus, the Fund's policy is to pay its shareholders dividends from net investment income on a quarterly basis. Consistent with the Acquiring Fund's income focus, the Acquiring Fund's policy is to pay its shareholders dividends from net investment income on a monthly basis. The Fund and the Acquiring Fund each distribute any net capital gains realized once a year. See "Distributions and Taxes" in the relevant Prospectus for a discussion of dividend and distributions policies.

          Hypothetical Dividend Income Comparison. The following hypothetical example illustrates the potential differential in income earnings assuming the Exchange is consummated. The example shows the amount that a Fund Class A shareholder would have received in dividends during the first three months of 2002, based on the actual quarterly dividend declared and paid on March 28, 2002, and assuming ownership of 1,000 Fund Class A shares. The example also shows the amount that an Acquiring Fund Class A shareholder would have received in aggregate dividends during the first three months of 2002, based on the actual monthly dividend declared and paid on the last business day of January, February and March 2002, and assuming ownership of 742.22 Acquiring Fund Class A shares (the amount of Acquiring Fund Class A shares a shareholder owning 1,000 Fund Class A shares would receive if the Exchange were consummated on March 28, 2002). The example assumes a stable NAV of each fund over the quarter, and the reinvestment of dividends in additional shares.

         as of March 28, 2002                    Fund            Acquiring Fund
         --------------------                    ----            --------------
        NAV per share                            $5.73            $7.72
        Dividend Rate per share
          January 2002                                            $0.062
          February 2002                                           $0.066
          March 2002                             $0.161           $0.073
        Number of Shares Held                     1,000           742.22
        Total Dividend Payment on number of     $161.00          $150.48
        shares held

          Of course, past performance is no guarantee of future results. Yield and share price fluctuate, and there can be no guarantee that either the Fund or the Acquiring Fund will achieve any particular dividend rate in the future

REASONS FOR THE EXCHANGE

          The Trustees of the Trust and the Acquiring Trust have concluded that the Exchange is in the best interests of the Fund and the Acquiring Fund, respectively, and their shareholders. Each Board believes that the Exchange will permit their respective shareholders to pursue similar investment goals in a larger fund without diluting such shareholders' interests. The Trustees of the Trust also considered the lower expense ratio of the Acquiring Fund. As of June 3, 2002, the Fund had assets under management of approximately $60,249,532 million and the Acquiring Fund had assets under management of approximately $501,125,495 million. By combining the Fund with the Acquiring Fund, which has larger aggregate net assets, Dreyfus also should be able to provide shareholders greater efficiencies in fund operations, including the benefits derived in trading a larger size portfolio. See also "Annual Fund Operating Expenses" above for a discussion of the Acquiring Fund's unitary fee structure.

          In determining whether to recommend approval of the Exchange, each Board considered the following factors, among others: (1) the compatibility of the Fund's and the Acquiring Fund's investment objective, management policies and investment restrictions, as well as shareholder services offered by the Fund and the Acquiring Fund; (2) the terms and conditions of the Exchange and whether the Exchange would result in dilution of shareholder interests; (3) expense ratios and information regarding the fees and expenses of the Fund and the Acquiring Fund, as well as the estimated expense ratio of the combined Acquiring Fund; (4) the historical performance of the Fund and the Acquiring Fund; (5) the tax consequences of the Exchange; and (6) the estimated costs to be incurred by the Fund and the Acquiring Fund in connection with the Exchange.

INFORMATION ABOUT THE EXCHANGE

        Plan of Exchange. The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Fund's shareholders, the Acquiring Fund will acquire all of the assets of the Fund, attributable to the Fund's Class A, Class B, Class C and Class T shares, in exchange for Acquiring Fund Class A, Class B and Class C shares (Fund Class T shareholders will receive Acquiring Fund Class A shares), and the assumption by the Acquiring Fund of the Fund's stated liabilities on August 8, 2002 or such later date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the corresponding Class of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Account Policies—Buying Shares" in the Acquiring Fund's Prospectus and under the caption "Determination of Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          Prior to the Closing Date, the Fund will declare a dividend or dividends which, together with all dividends that have been declared previously, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax period ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax period ending on or prior to the Closing Date, and all of its previously undistributed net capital gain realized in the tax period ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

          As conveniently as practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class A, Class B, Class C and Class T shareholders of record, as of the close of business on the Closing Date, Acquiring Fund Class A, Class B and Class C shares, respectively (with Fund Class T shareholders receiving Acquiring Fund Class A shares), received by it in the Exchange. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account representing the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will be terminated as a series of the Trust. After the Closing Date, any outstanding certificates representing Fund shares will represent Acquiring Fund shares distributed to the record holders of the Fund. Upon presentation to the transfer agent of the Acquiring Fund, Fund share certificates will be exchanged for Acquiring Fund share certificates.

          The Plan may be amended at any time prior to the Exchange. The Fund will provide its shareholders with information describing any material amendment to the Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Acquiring Fund being confirmed by the Trust and the Acquiring Trust, respectively.

          The total expenses of the Exchange are expected to be approximately $70,000, which will be borne pro rata according to the aggregate net assets of the Fund and the Acquiring Fund on the date of the Exchange or, if the Exchange is not consummated, at the time the Plan is terminated. In addition to use of the mails, proxies may be solicited personally or by telephone, and the Fund may pay persons holding Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals. In addition, the Fund may retain an outside firm to solicit proxies on behalf of the Trust's Board. The cost to the Fund of any such outside firm solicitation is estimated to be approximately $15,000.

           If the Exchange is not approved by Fund shareholders, the Trust's Board will consider other appropriate courses of action.

          Temporary Suspension of Certain of the Fund's Investment Restrictions. Since certain of the Fund's existing investment restrictions could preclude the Fund from consummating the Exchange in the manner contemplated in the Plan, Fund shareholders are requested to authorize the temporary suspension of certain investment restrictions which restrict the Fund's ability to (i) invest more than 5% of its total assets in obligations of any single issuer and (ii) invest more than 25% of its total assets in the securities of one or more issuers conducting their principal activities in the same industry, as described in the Fund's Statement of Additional Information, as well as the temporary suspension of any other investment restriction of the Fund to the extent necessary to permit the consummation of the Exchange. The temporary suspension of the Fund's investment restrictions will not affect the investment restrictions of the Acquiring Fund. A vote in favor of the Proposal is deemed to be a vote in favor of the temporary suspension.

          Federal Income Tax Consequences. The exchange of Fund assets for Acquiring Fund shares is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Exchange, the Fund and the Acquiring Fund will receive the opinion of Stroock & Stroock & Lavan LLP, counsel to the Fund, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for Federal income tax purposes: (1) the transfer of all of the Fund's assets in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Fund's liabilities will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of stated liabilities of the Fund; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of Acquiring Fund shares to Fund shareholders in exchange for their shares of the Fund; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of Fund shares for Acquiring Fund shares; (5) the aggregate tax basis for the Acquiring Fund shares received by each Fund shareholder pursuant to the Exchange will be the same as the aggregate tax basis for Fund shares held by such shareholder immediately prior to the Exchange, and the holding period of Acquiring Fund shares to be received by each Fund shareholder will include the period during which Fund shares surrendered in exchange therefor were held by such shareholder (provided Fund shares were held as capital assets on the date of the Exchange); and (6) the tax basis of Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Exchange, and the holding period of Fund assets in the hands of the Acquiring Fund will include the period during which those assets were held by the Fund.

          Neither the Fund nor the Acquiring Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the proposed Exchange in light of their individual circumstances. Because the foregoing discussion relates only to the Federal income tax consequences of the Exchange, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Exchange.

Required Vote and Board's Recommendation

          The Trust's Board has approved the Plan and the Exchange and has determined that (1) participation in the Exchange is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Exchange. Pursuant to the Trust's charter documents, an affirmative vote of a majority of the Fund's shares outstanding and entitled to vote is required to approve the Plan and the Exchange.

THE TRUST'S BOARD, INCLUDING THE "NON-INTERESTED" TRUSTEES,
UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL
OF THE PLAN AND THE EXCHANGE.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND AND THE FUND

          Information about the Acquiring Fund is incorporated by reference into this Prospectus/Proxy Statement from the Acquiring Fund's Prospectus forming a part of the Acquiring Fund's Registration Statement on Form N-1A (File No. 33-43846). Information about the Fund is incorporated by reference into this Prospectus/Proxy Statement from the Fund's Prospectus forming a part of its Registration Statement on Form N-1A (File No. 33-07172).

          The Fund and the Acquiring Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Fund or the Acquiring Fund may be inspected and copied at the Public Reference Facilities of the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

VOTING INFORMATION

          In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in those of their nominee may be paid for their expenses in sending soliciting materials to their principals. The Fund may retain an outside firm to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

          Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited, the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Fund a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the proposal.

          In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of a majority of the outstanding Fund shares entitled to vote at the Meeting.

           The votes of the Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Exchange.

          As of May 28, 2002, the following were known by the Fund to own of record 5% or more of the outstanding voting shares of the indicated Class of the Fund:

                                                                                   Percentage of
                                         Name and Address                        Outstanding Shares

                                                                               Before      After
                                                                               Exchange    Exchange
                                                                               --------    --------
Class A
                    Charles Schwabb & Co., Inc.                                23.68%         7.1%
                    Reinvest Account
                    101 Montgomery Street
                    San Francisco, CA  94101
Class B
                    Merrill Lynch Pierce Fenner & Smith                        18.41%        0.44%
                    for the sole benefit of its customers
                    4800 Deer Lake Drive
                    Jacksonville, FL  32246
Class C
                    Merrill Lynch Pierce Fenner & Smith                        12.20%        0.47%
                    for the sole benefit of its customers
                    4800 Deer Lake Drive
                    Jacksonville, FL  32246
                    US Bancorp Piper Jaffrey                                    5.50%        0.21%
                    US Bancorp Center
                    800 Nicollet Mall
                    Minneapolis, MN  55402
Class T
                    US Bancorp Piper Jaffrey                                   15.78%        0.01%
                    US Bancorp Center
                    800 Nicollet Mall
                    Minneapolis, MN  55402
                    Prudential Securities Inc.                                 13.70%        0.01%
                    FBO Account
                    14 Clara Road
                    Tiverton, RI  02878
                    US Bancorp Piper Jaffrey                                   12.11%        0.01%
                    FBO Account
                    USBancorp Center
                    800 Nicollet Mall
                    Minneapolis, MN  55402
                    US Bancorp Piper Jaffrey                                   11.62%        0.01%
                    FBO Account
                    US Bancorp Center
                    800 Nicollet Mall
                    Minneapolis, MN  55402
                    USBancorp Piper Jaffrey                                     7.42%        0.005%
                    FBO Account
                    USBancorp Center
                    800 Nicollet Mall
                    Minneapolis, MN  55402
                    Salomon Smith Barney Inc.                                   7.17%        0.005%
                    333 West 34th Street
                    New York, NY  10001
                    US Bancorp Piper Jaffrey                                    7.03%        0.005%
                    Numbered Account
                    US Bancorp Center
                    800 Nicollet Mall
                    Minneapolis, MN  55402
                    National Investor Services                                  5.90%        0.004%
                    FBO Account
                    55 Water Street
                    New York, NY  10041

          As of May 28, 2002, the following were known by the Acquiring Fund to own of record 5% or more of the outstanding voting shares of the indicated Class of the Acquiring Fund:

                                                                                 Percentage of
                                         Name and Address                      Outstanding Shares

                                                                             Before      After
                                                                             Exchange    Exchange
                                                                             --------    --------

Class A
                    Merrill Lynch Pierce Fenner & Smith                       9.36%       6.54%
                    for the sole benefit of its customers
                    4800 Deer Lake Drive
                    Jacksonville, FL  32246
                    First Clearing Corporation                                 6.28%        4.40%
                    Numbered Accounts
                    1055 West 7th Street
                    Los Angeles, CA  90017
                    FISERV Securities Inc.                                     6.12%        4.40%
                    Once Commerce Square
                    Philadelphia, PA  19103
Class B
                    Merrill Lynch Pierce Fenner & Smith                      32.35%       31.58%
                    for the sole benefit of its customers
                    4800 Deer Lake Drive
                    Jacksonville, FL  32246
Class C

                    Merrill Lynch Pierce Fenner & Smith                      39.37%       37.86%
                    for the sole benefit of its customers
                    4800 Deer Lake Drive
                    Jacksonville, FL  32246
Class R
                    MBCIC                                                     92.57%       92.57%
                    c/o Mellon Bank, N.A.
                    401 Kennett Pike
                    2 Greenville Crossing
                    Greenville, DE  19807
                    Crafa Family Living Trust                                 5.20%         5.20%
                    99 Norman Street
                    New Hyde Park, NY  11040

          As of June 3, 2002, Trustees and officers of the Trust and the Acquiring Trust, as a group, each owned less than 1% of the Fund's and the Acquiring Fund's outstanding shares, respectively.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Fund for the fiscal year ended October 31, 2001 and the audited financial statements of the Acquiring Fund for the fiscal year ended December 31, 2001 have been incorporated herein by reference in reliance upon the reports of KPMG LLP, the Acquiring Fund's independent auditors, and Ernst & Young LLP, the Fund's independent auditors, respectively, given on their authority as experts in accounting and auditing.

OTHER MATTERS

          The Trust's Trustees are not aware of any other matters which may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES
AND THEIR NOMINEES

          Please advise the Fund, in care of Dreyfus Transfer, Inc., P.O. Box 9263, Boston, Massachusetts 02205-8501, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

           IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

          AGREEMENT AND PLAN OF REORGANIZATION dated as of May 1, 2002 (the "Agreement"), between DREYFUS PREMIER FIXED INCOME FUNDS (the "Trust"), a Massachusetts business trust, on behalf of DREYFUS PREMIER HIGH YIELD SECURITIES FUND (the "Fund"), and THE DREYFUS/LAUREL FUNDS TRUST (the "Acquiring Trust"), a Massachusetts business trust, on behalf of DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND (the "Acquiring Fund").

          This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Fund, attributable to the Fund's Class A, Class B, Class C and Class T shares, to the Acquiring Fund in exchange solely for its Class A shares ("Acquiring Fund Class A Shares"), Class B shares ("Acquiring Fund Class B Shares") and Class C shares ("Acquiring Fund Class C Shares" and together with Acquiring Fund Class A Shares and Acquiring Fund Class B Shares, the "Acquiring Fund Shares"), respectively (with Fund Class T shareholders receiving Acquiring Fund Class A Shares), of beneficial interest, par value $.001 per share, and the assumption by the Acquiring Fund of certain liabilities of the Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Fund in liquidation of the Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

          WHEREAS, the Fund is a diversified series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a diversified series of the Acquiring Trust, a registered, open-end management investment company, and the Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

           WHEREAS, both the Acquiring Fund and the Fund are authorized to issue their respective shares of beneficial interest;

          WHEREAS, the Trust's Board has determined that the exchange of all of the assets and stated liabilities of the Fund, attributable to the Fund's Class A, Class B, Class C and Class T shares, for Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares, respectively, and the assumption of such liabilities by the Acquiring Fund is in the best interests of the Fund's shareholders and that the interests of the Fund's existing shareholders would not be diluted as a result of this transaction; and

          WHEREAS, the Acquiring Trust's Board has determined that the exchange of all of the assets and stated liabilities of the Fund, attributable to the Fund's Class A, Class B, Class C and Class T shares, for Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares, respectively, and the assumption of such liabilities by the Acquiring Fund is in the best interests of the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders would not be diluted as a result of this transaction:

           NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

1.	TRANSFER OF ASSETS OF THE FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF FUND LIABILITIES AND LIQUIDATION OF THE FUND.

                1.1 Subject to the terms and conditions contained herein, the Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Fund, including all securities and cash (subject to liabilities) and the Acquiring Fund agrees in exchange therefor (a) to deliver to the Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume certain liabilities of the Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the "Closing Date"), provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Fund.

                1.2 The Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Fund prepared by The Dreyfus Corporation ("Dreyfus"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

                1.3 Delivery of the assets of the Fund to be transferred shall be made on the Closing Date and shall be delivered to Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

                1.4 The Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

                1.5 As soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Fund will liquidate and distribute pro rata to the Fund's Class A, Class B, Class C and Class T shareholders of record, determined as of the close of business on the Closing Date ("Fund Shareholders"), Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares, respectively (with Fund Class T shareholders receiving Acquiring Fund Class A Shares), received by the Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the applicable Acquiring Fund Shares then credited to the account of the Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Fund Shareholders and representing the respective pro rata number of the applicable Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Fund simultaneously will be canceled on the books of the Fund.

                1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

                1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

                1.8 Any reporting responsibility of the Fund is and shall remain the responsibility of the Fund up to and including the Closing Date and such later date on which the Fund's existence is terminated.

                2.  VALUATION.

                2.1 The value of the Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of trading on the floor of the New York Stock Exchange (usually, 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Trust's Declaration of Trust, as amended (the "Acquiring Trust's Trust Agreement"), and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures set forth in the Acquiring Trust's Trust Agreement and then-current prospectus or statement of additional information of the Acquiring Fund, which are and shall be consistent with the policies currently in effect for the Fund.

                2.3 The number of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares and Acquiring Fund Class C Shares to be issued (including fractional shares, if any) in exchange for the Fund's net assets shall be determined by dividing the value of the net assets of the applicable Class of the Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Class A Share, Acquiring Fund Class B Share or Acquiring Fund Class C Share, as the case may be, determined in accordance with paragraph 2.2.

                2.4 All computations of value shall be made in accordance with the regular practices of Dreyfus as fund accountant for the Fund and the Acquiring Fund.

                3.  CLOSING AND CLOSING DATE.

                3.1 The Closing Date shall be August 8, 2002, or such other date as the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously on the Closing Date unless otherwise provided. The Closing shall be held at 5:00 p.m., Eastern time, at the offices of Dreyfus, 200 Park Avenue, 7th Floor, New York, New York, or such other time and/or place as the parties may mutually agree.

                3.2 The Custodian shall deliver at the Closing a certificate of an authorized officer stating that: the Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date.

                3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                3.4 The transfer agent for the Fund shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Fund Class A, Class B, Class C and Class T shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class T shares, respectively, owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust, or provide evidence satisfactory to the Fund that such Acquiring Fund Shares have been credited to the Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

                4.  REPRESENTATIONS AND WARRANTIES.

                4.1 The Trust, on behalf of the Fund, represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows:

                     (a) The Fund is a duly established and designated series of the Trust, an unincorporated business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                     (b) The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                     (c) The current prospectus and statement of additional information of the Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Securities and Exchange Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                     (d) The Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Trust's Agreement and Declaration of Trust, as amended (the "Trust's Trust Agreement"), or its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Fund or by which the Fund is bound.

                     (e) The Fund has no material contracts or other commitments outstanding (other than this Agreement) which will be terminated with liability to it on or prior to the Closing Date.

                     (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                     (g) The Statements of Assets and Liabilities of the Fund for the five fiscal years ended October 31, 2001 have been audited by Ernst & Young LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Fund as of such dates, and there are no known contingent liabilities of the Fund as of such dates not disclosed therein.

                     (h) Since October 31, 2001, there has not been any material adverse change in the Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in Sections 1.2 and 4.1(g) hereof.

                     (i) At the Closing Date, all Federal and other tax returns and reports of the Fund required by law then to be filed shall have been filed, and all Federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                     (j) For each taxable year of its operation, the Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                     (k) All issued and outstanding shares of the Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Fund. All of the issued and outstanding shares of the Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Fund's shares, nor is there outstanding any security convertible into any of the Fund's shares.

                     (l) On the Closing Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

                     (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Fund's shareholders, this Agreement will constitute the valid and legally binding obligation of the Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                     (n) The proxy statement of the Trust (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5 (other than information therein that has been furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Fund, as follows:

                     (a) The Acquiring Fund is a duly established and designated series of the Acquiring Trust, an unincorporated business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts, and has power to carry out its obligations under this Agreement.

                     (b) The Acquiring Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

                     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Securities and Exchange Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

                     (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in material violation of the Acquiring Trust's Trust Agreement or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

                     (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                     (f) The Statements of Assets and Liabilities of the Acquiring Fund for the five fiscal years ended December 31, 2001 have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements (copies of which have been furnished to the Fund) fairly reflect the financial condition of the Acquiring Fund as of such dates.

                     (g) Since December 31, 2001, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed on the statement of assets and liabilities referred to in Section 4.2(f) hereof.

                     (h) At the Closing Date, all Federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

                     (i) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

                     (j) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                     (k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Acquiring Trust's Board and shareholders, and this Agreement will constitute the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

                     (l) The Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

                     (m) No consideration other than the Acquiring Fund Shares (and the Acquiring Fund's assumption of the Fund's stated liabilities) will be issued in exchange for the Fund's assets in the Reorganization.

                     (n) The Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Fund, or any person "related" (within the meaning of Section 1.368-1(e)(3) of the regulations under the Code) to the Acquiring Fund, have any plan or intention to redeem or otherwise reacquire—during the five-year period beginning at the Closing Date, either directly or through any transaction, agreement or arrangement with any other person—with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to Fund Shareholders pursuant to Reorganization, other than through redemption arising in the ordinary course of that business as required by Section 22(e) of the 1940 Act.

                     (o) The Acquiring Fund will, after the Reorganization, (i) continue the "historic business" (within the meaning of Section 1.368-1(d)(2) of the regulations under the Code) that the Fund conducted before the Reorganization and (ii) use a significant portion of the Fund's "historic business assets" (within the meaning of Section 1.368-1(d)(3) of the regulations under the Code) in that business.

                      (p) The Acquiring Fund does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Fund.

5.	COVENANTS OF THE ACQUIRING TRUST AND THE TRUST; ON BEHALF OF THE ACQUIRING FUND AND THE FUND RESPECTIVELY.

                5.1 The Acquiring Fund and the Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and distributions.

                5.2 The Trust will call a meeting of the Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

                5.3 Subject to the provisions of this Agreement, the Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

                5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Fund for Federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Trust's President or its Vice President and Treasurer.

                5.5 The Trust will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended, and the 1940 Act in connection with the meeting of the Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

                5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

                The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                6.1 All representations and warranties of the Trust, on behalf of the Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                6.2 The Trust shall have delivered to the Acquiring Fund a statement of the Fund's assets and liabilities, together with a list of the Fund's portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer.

                6.3 The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

                7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND.

                The obligations of the Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

                7.1 All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

                7.2 The Acquiring Trust shall have delivered to the Fund on the Closing Date a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Fund, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Fund shall reasonably request.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE FUND AND THE ACQUIRING FUND.

                If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

                8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Fund in accordance with the provisions of the Trust's Trust Agreement.

                8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

                8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Fund or the Acquiring Fund, provided that either party hereto may for itself waive any of such conditions.

                8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

                8.5 The Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Fund shareholders all of the Fund's investment company taxable income for all taxable years or periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid); the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all taxable years or periods ending on or prior to the Closing Date; and all of its net capital gain realized in all taxable years or periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

                8.6 The parties shall have received an opinion of Stroock & Stroock & Lavan LLP substantially to the effect that based on the facts and assumptions state herein and conditioned on consummation of the Reorganization in accordance with this Agreement, for Federal income tax purposes:

                     (a) The transfer of all of the Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund; (c) no gain or loss will be recognized by the Fund upon the transfer of the Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of certain identified liabilities of the Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Fund Shareholders in exchange for their shares of the Fund; (d) no gain or loss will be recognized by Fund Shareholders upon the exchange of their Fund shares for the Acquiring Fund Shares; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Fund Shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of the Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Fund immediately prior to the Reorganization, and the holding period of the assets of the Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Fund.

              No opinion will be expressed as to the effect of the Reorganization on (i) the Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for Federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, and (ii) any shareholder of the Fund that is required to recognize unrealized gains and losses for Federal income tax purposes under a mark-to-market system of accounting.

                9.  TERMINATION OF AGREEMENT; EXPENSES.

                9.1 This Agreement and the transaction contemplated hereby may be terminated and abandoned by resolution of the Board of the Trust or of the Acquiring Trust, as the case may be, at any time prior to the Closing Date (and notwithstanding any vote of the Fund's shareholders) if circumstances should develop that, in the opinion of the party's Board, make proceeding with the Reorganization inadvisable.

                9.2 If this Agreement is terminated and the transaction contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Board members, officers or shareholders of the Acquiring Fund or of the Fund, as the case may be, in respect of this Agreement, except that the parties shall bear the aggregate expenses of the transaction contemplated hereby in proportion to their respective net assets as of the date this Agreement is terminated or the exchange contemplated hereby is abandoned.

                9.3 The Fund and the Acquiring Fund shall bear the aggregate expenses of the transactions contemplated hereby in proportion to their respective net assets as of the Closing Date or, if this Agreement is terminated or the Reorganization contemplated hereby is abandoned prior to the Closing Date, as of the date of such termination or abandonment.

                10.  WAIVER.

              At any time prior to the Closing Date, any of the foregoing conditions may be waived by the Board of the Trust or of the Acquiring Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or of the Acquiring Fund, as the case may be.

                11.  MISCELLANEOUS.

                11.1 None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

                11.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty or representation, other than as set forth or provided in this Agreement or as may be, on or subsequent to the date hereof, set forth in a writing signed by the party to be bound thereby.

                11.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust and the Acquiring Trust shall be governed and construed in accordance with the internal laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

                11.4 This Agreement may be amended only by a signed writing between the parties.

                11.5 This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

                11.6 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

                11.7 The names "Dreyfus Premier Fixed Income Funds" and "Trustees of Dreyfus Premier Fixed Income Funds" refer respectively to the Trust and its Trustees, as trustees but not individually or personally, acting from time to time under the Trust's Trust Agreement, a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of the Trust entered into in the name or on behalf of the Fund by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the Fund's property, and all persons dealing with the Fund's shares must look solely to the Fund's property for the enforcement of any claims against the Fund.

                11.8 The names "The Dreyfus/Laurel Funds Trust" and "Trustees of The Dreyfus/Laurel Funds Trust" refer respectively to the Acquiring Trust and its Trustees, as trustees but not individually or personally, acting from time to time under the Acquiring Trust's Trust Agreement, a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and at the principal office of the Acquiring Trust. The obligations of the Acquiring Trust entered into in the name or on behalf of the Acquiring Fund by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Trust personally, but bind only the Acquiring Fund's property, and all persons dealing with the Acquiring Fund's shares must look solely to the Acquiring Fund's property for the enforcement of any claims against the Acquiring Fund.

          IN WITNESS WHEREOF, the Fund and the Acquiring Fund have caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

DREYFUS PREMIER FIXED INCOME FUNDS, on behalf of Dreyfus Premier High Yield Securities Fund By: /s/ Stephen E. Canter Stephen E. Canter, President

ATTEST: /s/JOHN B. HAMMALIAN John B. Hammalian, Secretary

THE DREYFUS/LAUREL FUNDS TRUST, on behalf of Dreyfus Premier Limited Term High Income Fund By: /s/ Stephen E. Canter Stephen E. Canter, President

ATTEST: /s/Steven F. Newman Steven F. Newman, Secretary

DREYFUS PREMIER HIGH YIELD SECURITIES FUND

           The undersigned shareholder of Dreyfus Premier High Yield Securities Fund (the "Fund"), a series of Dreyfus Premier Fixed Income Funds (the "Trust"), hereby appoints John B. Hammalian and Steven F. Newman, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of beneficial interest of the Fund standing in the name of the undersigned at the close of business on June 3, 2002, at a Special Meeting of Shareholders to be held at the offices of The Dreyfus Corporation, 200 Park Avenue, 7th Floor, New York, New York 10166, at 3:00 p.m., on Thursday, August 1, 2002, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

           Please mark boxes in blue or black ink.

1.	To approve an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and The Dreyfus/Laurel Funds Trust, on behalf of Dreyfus Premier Limited Term High Income Fund (the "Acquiring Fund"), providing for the transfer of all of the assets of the Fund, subject to its liabilities, attributable to its Class A, Class B, Class C and Class T shares to the Acquiring Fund in exchange for the Acquiring Fund's Class A, Class B and Class C shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, and the pro rata distribution of those shares to the Fund's shareholders and subsequent termination of the Fund.

           FOR                        AGAINST                     ABSTAIN
           |_|                         |_|                         |_|
2.	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting, or any adjournment(s) thereof.

THIS PROXY IS SOLICITED BY THE TRUST'S BOARD OF TRUSTEES AND WILL BE VOTED FOR THE ABOVE PROPOSAL UNLESS OTHERWISE INDICATED.

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Special Meeting of Shareholders and Prospectus/Proxy Statement is acknowledged.

Dated: ____ __, 2002 ___________________________________ Signature(s) ___________________________________ Signature(s)

Sign, Date and Return the Proxy Card

Promptly Using the Enclosed Envelope

STATEMENT OF ADDITIONAL INFORMATION

June 3, 2002

Acquisition of the Assets of

DREYFUS PREMIER HIGH YIELD SECURITIES FUND
(A series of Dreyfus Premier Fixed Income Funds)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

By and in Exchange for Shares of

DREYFUS PREMIER LIMITED TERM HIGH INCOME FUND
(A series of The Dreyfus/Laurel Funds Trust)

144 Glenn Curtiss Boulevard
Uniondale, New York 11556-0144

1-800-554-4611

           This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated June 3, 2002, relating specifically to the proposed transfer of all of the assets and liabilities of Dreyfus Premier High Yield Securities Fund (the "Fund"), a series of Dreyfus Premier Fixed Income Funds, attributable to the Fund's Class A, Class B, Class C and Class T shares in exchange for Class A, Class B and Class C shares, of Dreyfus Premier Limited Term High Income Fund (the "Acquiring Fund"), a series of The Dreyfus/Laurel Funds Trust. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

                      1. The Acquiring Fund's Statement of Additional Information dated May 1, 2002.

                      2. The Acquiring Fund's Annual Report for the fiscal year ended December 31, 2001.

                      3. The Fund's Annual Report for the fiscal year ended October 31, 2001.

                      4. Pro forma financial statements of the Acquiring Fund and the Fund giving effect to the proposed Exchange.

           The Acquiring Fund's Statement of Additional Information, and the financial statements included in the Acquiring Fund's Annual Report and the Fund's Annual Report and the pro forma financial statements are incorporated herein by reference. The Prospectus/Proxy Statement dated June 3, 2002 may be obtained by writing to the Fund or the Acquiring Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

DOCUMENTS INCORPORATED BY REFERENCE

           The Acquiring Fund's Statement of Additional Information dated May 1, 2002 is incorporated herein by reference to the Statement of Additional Information filed April 30, 2002 (File No. 33-43846). Registrant's Annual Report dated December 31, 2001 is incorporated herein by reference to its Annual Report filed March 7, 2002 (File No. 33-43846).

           The Statement of Additional Information of Dreyfus Premier Fixed Income Funds—Dreyfus Premier High Yield Securities Fund dated March 1, 2002 is incorporated herein by reference to Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed February 28, 2002 (File No. 33-07172). The Dreyfus Premier Fixed Income Funds—Dreyfus Premier Limited Term High Income Fund Annual Report dated October 31, 2001 is incorporated herein by reference to its Annual Report filed December 31, 2001 (File No. 33-07172).

Pro Forma Statement of Investments
Dreyfus Premier Limited Term High Income Fund
April 30, 2002 (Unaudited)

                                                Principal Amount ($) (a)                        Value ($)
                                           Dreyfus       Dreyfus                      Dreyfus     Dreyfus
                                           Premier       Premier                      Premier     Premier
                                           Limited       High                         Limited     High
                                           Term High     Yield         Pro            Term High   Yield       Pro
                                           Income        Securities    Forma          Income      Securities  Forma
                                           Fund          Fund          Combined       Fund        Fund        Combined *
Bonds and Notes - 86.9%

Aircraft and Aerospace - 5.2%
AM General,
   Sr. Notes, Ser. B, 12.875%, 2002        4,310,000     445,000      4,755,000      4,310,000      445,000    4,755,000
Aircraft Lease Portfolio Securitisation
   96-1, Pass-Through Trust Ctfs.,
   Cl. D, 12.75%, 2006                     1,328,801     859,787      2,188,588        225,896      146,164      372,060
Airplanes Pass-Through Trust,
   Pass-Through Ctfs.,
   Ser. 1, Cl. D, 10.875%, 2019           21,729,400                 21,729,400      3,259,410                 3,259,410
America West Airlines Pass-Through
   Trust, Pass-Through Ctfs.,
   Ser. 1996-1, Cl. D, 8.16%, 2002            18,677                     18,677         18,777                    18,777
BE Aerospace:
   Sr. Sub. Notes, Ser. B, 8.875%, 2011    1,693,000     384,000      2,077,000      1,616,815      366,720    1,983,535
   Sr. Sub. Notes, 8%, 2008                1,900,000                  1,900,000      1,795,500                 1,795,500
Hawk,
   Sr. Notes, Ser. B, 10.25%, 2003         6,047,000                  6,047,000      5,850,472                 5,850,472
Midway Airlines,
   Pass-Through Ctfs.,
   Ser. 1998-1, Cl. D, 8.86%, 2003         2,788,757                  2,788,757b       836,627                    836,627
Stellex Industries,
   Sr. Sub. Notes, Ser. B, 9.5%, 2007                   2,000,000     2,000,000b                    20,000        20,000
US  Airways,
   Pass-Through Ctfs:
     Ser. 1993-A, Cl. A2, 9.625%, 2003     3,855,000                   3,855,000      3,219,114                 3,219,114
     Ser. 1993-A, Cl. A3, 10.375%, 2013   11,000,000                  11,000,000      7,038,262                 7,038,262
                                                                                     28,170,873      977,884   29,148,757
Asset Backed Ctfs. - .8%
MBNA Credit Card Master Note Trust,
     Ser. 2002-C1, Cl. C1, 6.8%, 2014      4,252,000                   4,252,000      4,228,189                 4,228,189

Automotive - 2.5%
Advanced Accessory Systems/Capital,
     Sr. Sub. Notes, Ser. B, 9.75%, 2007                   700,000       700,000                    682,500      682,500
Aetna Industries,
     Sr. Notes, 11.875%, 2006             15,000,000                  15,000,000b,n   2,325,000                 2,325,000
Airxcel,
     Sr. Sub. Notes, Ser. B, 11%, 2007                     300,000       300,000                    246,000      246,000
Collins & Aikman Products,
     Sr. Notes, 10.75%, 2011                               850,000       850,000c                   892,500      892,500
Dana,
     Notes, 6.25%, 2004                    3,680,000                   3,680,000      3,569,600   3,569,600
GMAC,
     Notes, 6.125%, 2006                   5,931,000                   5,931,000      6,005,262                  6,005,262
                                                                                     11,899,862   1,821,000     13,720,862

Banking - 2.3%
Capital One Financial,
     Notes, 7.25%, 2006                    4,705,000                   4,705,000      4,560,006                  4,560,006
First Palm Beach Bancorp,
     Deb., 10.35%, 2002                    4,375,000                   4,375,000      4,429,687                  4,429,687
Republic National Bank of New York,
     Deb., 9.65%, 2003                     2,000,000                   2,000,000c     1,991,896                  1,991,896
Superior Financial,
     Sr. Notes, 8.65%, 2003                1,975,000                   1,975,000c     1,989,479                  1,989,479
                                                                                     12,971,068                 12,971,068

Broadcasting - .5%
Acme Television/Finance,
     Sr. Notes, Ser. B, 10.875%, 2004      1,000,000                                  1,000,000  1,028,750       1,028,750
Granite Broadcasting,
     Sr. Sub. Notes, 8.875%, 2008          1,860,000                                  1,860,000  1,692,600       1,692,600
                                                                                                 2,721,350       2,721,350

Building Materials - 2.8%
AAF-Mcquay,
    Sr. Notes, 8.875%, 2003                8,770,000                                  8,770,000  8,813,850       8,813,850
American Builders & Contractors,
    Sr. Sub. Notes, Ser. B, 10.625%, 2007  2,884,000       264,000     3,148,000      3,017,385    276,210        3,293,595
Atrium Cos.,
    Sr. Sub. Notes, Ser. B, 10.5%, 2009     227,000        175,000       402,000        231,540    178,500          410,040
Owens Corning:
    Notes, 7%, 2009                        5,000,000                    5,000,000b    2,087,500                   2,087,500
    Bonds, 7.5%, 2018                      2,000,000       800,000      2,800,000b      835,000    334,000        1,169,000
                                                                                     14,985,275    788,710       15,773,985

Cable and Media - 12.1%
Acme Intermediate Holdings/Finance,
    Sr. Secured Discount Notes, Ser. B,
    0/12%, 2005                                          1,200,000      1,200,000d               1,062,000        1,062,000
Adelphia Communications:
    Sr. Discount Notes, 0%, 2003          10,045,000                    10,045,000    8,663,812                   8,663,812
    Sr. Notes, Ser. B, 9.5%, 2004          6,500,000       500,000       7,000,000    5,915,000    455,000        6,370,000
    Sr. Notes, 10.875%, 2010                             2,200,000       2,200,000               1,914,000        1,914,000
CD Radio,
   Sr. Secured Notes, 14.5%, 2009                        1,000,000       1,000,000                 507,500         507,500
Charter Communications Holdings/Capital:
   Sr. Discount Notes, 0/9.92%, 2011       2,325,000       250,000       2,575,000d   1,627,500    175,000         1,802,500
   Sr. Discount Notes, 0/11.75%, 2011      4,815,000       388,000       5,203,000d   2,768,625    223,100         2,991,725
   Sr. Discount Notes, 0/13.5%, 2011       2,420,000       260,000       2,680,000d   1,524,600    163,800         1,688,400
   Sr. Notes, 10%, 2011                    2,347,000       752,000       3,099,000    2,194,445    703,120         2,897,565
   Sr. Notes, 10%, 2011                                    800,000         800,000c                748,000           748,000
   Sr. Notes, 10.75%, 2009                10,750,000       200,000      10,950,000   10,642,500    198,000        10,840,500
Coaxial Communications/Phoenix,
  Sr. Notes, 10%, 2006                     5,320,000     5,320,000       5,426,400                                 5,426,400
Echostar DBS:
  Sr. Notes, 9.125%, 2009                  1,440,000       170,000       1,610,000c   1,490,400    175,950         1,666,350
  Sr. Notes, 9.25%, 2006                     945,000                                    945,000c   975,713           975,713
Granite Broadcasting,
  Sr. Sub. Notes, 8.875%, 2008                             200,000         200,000                 182,000           182,000
NTL,
  Sr. Notes, 11.2%, 2007                   6,150,000       350,000       6,500,000    5,781,000    329,000         6,110,000
Pegasus Communications,
  Sr. Sub. Notes, Ser. A, 12.5%, 2007      6,555,000                     6,555,000    4,096,875                    4,096,875
Pegasus Media & Communications,
  Sr. Sub. Notes, Ser. B, 12.5%, 2005      5,910,000                     5,910,000    4,934,850                    4,934,850
Telewest Communications:
  Sr. Discount Deb., 11%, 2007             6,770,000                     6,770,000    3,689,650                    3,689,650
  Sr. Discount Notes, 0/9.25%, 2009        1,795,000                     1,795,000d     722,488                      722,488
UIH Australia/Pacific:
  Sr. Discount Notes, Ser. B, 14%, 2006                  1,380,000        1,380,000b                63,825            63,825
  Sr. Discount Notes, Ser. D, 14%, 2006                    670,000          670,000b                30,988            30,988
                                                                                     60,453,858  6,931,283        67,385,141

Chemicals - 1.6%
American Pacific,
  Sr. Notes, 9.25%, 2005                   2,373,000                      2,373,000   2,423,426                    2,423,426
Equistar Chemical/Funding,
  Notes, 8.5%, 2004                        2,000,000                      2,000,000   1,994,968                    1,994,968
Huntsman:
  Sr. Sub. Notes, 9.5%, 2007               3,725,000        400,000       4,125,000b,c1,136,125    122,000         1,258,125
  Sr. Sub. Notes, 9.875%, 2009             1,600,000                      1,600,000c  1,616,000                    1,616,000
Huntsman ICI Chemicals,
 Sr. Sub. Notes, 10.125%, 2009             1,700,000         200,000      1,900,000   1,536,375    180,750         1,717,125
                                                                                      8,706,894    302,750         9,009,644
Commercial Mortgage Pass-Through Ctfs.
  - 1.9%
Nomura Depositor Trust:
  Ser. 1998-STI, Cl. B2, 6.36%, 2003       7,000,000                      7,000,000c,e6,819,531                    6,819,531
  Ser. 1998-ST1A, Cl. B2A, 6.36%, 2003     2,000,000                      2,000,000c,e1,952,859                    1,952,859
Structured Asset Securities, REMIC,
  Ser. 1996-CFL, Cl. H, 7.75%, 2028                        1,750,000      1,750,000              1,875,657         1,875,657
                                                                                      8,772,390  1,875,657        10,648,047

Consumer - 1.2%
Hosiery Corp. of America,
  Sr. Sub. Notes, 13.75%, 2002            15,000,000                     15,000,000b  5,193,750                    5,193,750
Northeast Optic Network,
  Sr. Notes, 12.75%, 2008                  3,125,000         283,000       3,408,000b   414,063     37,497           451,560
Sleepmaster,
  Sr. Sub. Notes, Ser. B, 11%, 2009        2,800,000       1,779,000       4,579,000b   630,000    400,275         1,030,275
                                                                                      6,237,813    437,772         6,675,585
Diversified Capital Goods - .2%
Elgin National Industries,
  Sr. Notes, Ser. B, 11%, 2007                               661,000         661,000               565,155           565,155
Key Components/Finance,
  Sr. Notes, 10.5%, 2008                                     335,000         335,000               332,487           332,487
                                                                                                   897,642           897,642
Energy Exploration and Production - 1.2%
Belden & Blake,
  Sr. Sub. Notes, Ser. B, 9.875%, 2007     6,435,000         688,000       7,123,000   5,791,500   619,200         6,410,700

Financial - .7%
AmeriCredit,
 Sr. Notes, 9.25%, 2004                    3,000,000                       3,000,000   3,105,000                   3,105,000
Finova Group,
  Notes, 7.5%, 2009                        1,395,000         150,000       1,545,000     502,200    54,000           556,200
Qwest Capital Funding,
  Notes, 7.9%, 2010                          700,000         700,000                     515,353   515,353
                                                                                       3,607,200   569,353         4,176,553

Food and Beverages - 1.9%
Land O' Lakes,
  Sr. Notes, 8.75%, 2011                                      100,000       100,000c                94,000            94,000
North Atlantic Trading,
  Sr. Notes, Ser. B, 11%, 2004             1,568,000          624,000      2,192,000   1,575,840   627,120         2,202,960
RAB Enterprises,
  Gtd. Sr. Notes, 10.5%, 2005              1,113,000          100,000      1,213,000     556,500    50,000           606,500
Sun World International,
  First Mortgage, Ser. B, 11.25%, 2004     7,580,000                       7,580,000   7,551,575                   7,551,575
                                                                                       9,683,915   771,120        10,455,035

Foreign/Governmental - 1.3%
Republic of Columbia:
  Notes, Ser. 7, 9.75%, 2008          GBP    667,000           40,000       707,000      834,563    50,049           884,612
  Medium-Term Notes, 11.375%, 2008    EUR    799,000           47,000       846,000      717,158    42,186           759,344
Republic of Venezuela,
  Sr. Notes, 11%, 2008                EUR  4,625,000                      4,625,000    3,662,308                   3,662,308
  Sr. Notes, 2.875%, 2007             EUR  2,285,680                      2,285,680    1,890,773                   1,890,773
                                                                                       7,104,802    92,235         7,197,037

Hotels - 1.6%
Host Marriott,
  Sr. Notes, Ser. H, 9.5%, 2007            1,500,000                      1,500,000c   1,591,875                   1,591,875
Mandalay Resort Group,
  Sr. Sub. Notes, Ser. B, 10.25%, 2007     1,500,000                      1,500,000    1,661,250                   1,661,250
Resorts International Hotel and Casino,
  First Mortgage, 11.5%, 2009              5,000,000         550,000      5,550,000c   4,887,500     537,625       5,425,125
                                                                                       8,140,625     537,625       8,678,250

Industrial - 1.5%
Elgin National Industries,
  Sr. Notes, Ser. B, 11%, 2007             6,170,000                       6,170,000    5,275,350                  5,275,350
Key Components/Finance,
  Sr. Notes, 10.5%, 2008                   3,099,000        3,099,000      3,075,758    3,075,758
                                                                                        8,351,108                  8,351,108

Insurance - 1.0%
CNA Financial,
  Notes, 6.5%, 2005                        1,540,000                       1,540,000    1,512,563                  1,512,563
Conseco,
  Notes, 8.75%, 2006                       5,760,000          400,000      6,160,000    3,571,200      248,000     3,819,200
                                                                                        5,083,763      248,000     5,331,763

Leasing - 2.4%
National Equipment Services:
  Sr. Sub. Notes, Ser. B, 10%, 2004        2,128,000          201,000      2,329,000    1,957,760      184,920      2,142,680
  Sr. Sub. Notes, Ser. D, 10%, 2004        5,437,000          630,000      6,067,000    5,002,040      579,600      5,581,640
Resource America,
  Sr. Notes, 12%, 2004                     5,660,000          588,000      6,248,000    5,235,500      543,900      5,779,400
                                                                                       12,195,300    1,308,420     13,503,720

Leisure - .3%
Six Flags,
  Sr. Notes, 8.875%, 2010                    720,000           70,000        790,000c     734,400       71,400        805,800
True Temper Sports,
  Sr. Sub. Notes, Ser. B, 10.875%, 2008                      1,000,000     1,000,000                 1,063,750      1,063,750
                                                                                          734,400    1,135,150      1,869,550

Machinery - 1.7%
Case,
  Notes, Ser. B, 6.25%, 2003               3,759,000        1,000,000      4,759,000    3,620,146      769,584      4,389,730
Day International Group,
  Sr. Notes, 9.5%, 2008                    4,889,000                       4,889,000    4,913,445                   4,913,445
                                                                                        8,533,591      769,584      9,303,175

Metals and Mining - 1.6%
Hexcel,
  Sr. Sub. Notes, 9.75%, 2009                                 547,000        547,000                   451,275        451,275
Owens-Brockway Glass Container,
  Sr. Secured Notes, 8.875%, 2009                             500,000        500,000c                  518,750        518,750
Steel Dynamics,
  Sr. Notes, 9.5%, 2009                    4,700,000                       4,700,000c   4,982,000                   4,982,000
United States Steel LLC,
  Gtd. Sr. Notes, 10.75%, 2008             1,500,000          500,000      2,000,000c   1,556,250      518,750      2,075,000
Wolverine Tube,
  Gtd. Notes, 10.5%, 2009                                     600,000        600,000c                  606,000        606,000
                                                                                        6,538,250    2,094,775      8,633,025

Oil and Gas - 1.1%
Pemex Project Funding Master Trust,
  Gtd. Notes, 8.5%, 2008                   3,685,000                       3,685,000    3,919,919                   3,919,919
Vintage Petroleum,
  Sr. Sub. Notes, 9%, 2005                 2,000,000                       2,000,000    2,050,000                   2,050,000
                                                                                        5,969,919                   5,969,919

Office Equipment - .9%
IOS Capital,
  Notes, 9.75%, 2004                       4,574,000         398,000      4,972,000    4,615,573       401,617     5,017,190

Paper/Packaging - 2.3%
Appleton Papers,
  Sr. Sub. Notes, 12.5%, 2008              2,610,000         280,000      2,890,000c   2,623,050       281,400     2,904,450
Buckeye Technologies,
  Sr. Sub. Notes, 8.5%, 2005               1,000,000                      1,000,000      915,000                     915,000
Owens-Illinois,
  Sr. Notes, 7.85%, 2004                   8,939,000                      8,939,000    8,782,568                   8,782,568
                                                                                      12,320,618       281,400    12,602,018

Publishing - .0%
Von Hoffmann,
  Sr. Notes, 10.25%, 2009                                    200,000        200,000                    210,000       210,000

Real Estate - 1.0%
LNR Property,
  Sr. Sub. Notes, Ser. B, 9.375%, 2008     5,399,000                      5,399,000    5,479,985                   5,479,985

Residential Mortgage Pass-Through Ctfs.
- .8%
Bank of America Mortgage Securities II:
  Ser. 2001-8, Cl. 2B4, 6.5%, 2031           290,979                        290,979c     252,457                     252,457
  Ser. 2001-8, Cl. 2B5, 6.5%, 2031           290,979                        290,979c     218,044                     218,044
  Ser. 2001-8, Cl. 2B6, 6.5%, 2031           291,663                        291,663c      91,874                      91,874
Chase Mortgage Finance,
  Ser.1994-E, Cl. B6, 6.25%, 2010                             231,314       231,314c                    154,210      154,210
GE Capital Mortgage Services, REMIC:
  Ser. 1993-13, Cl. B5, 6%, 2008                              247,079       247,079c                    171,720      171,720
  Ser. 1994-15, Cl. B5, 6%, 2009                              408,027       408,027c                    276,778      276,778
  Ser. 1996-12, Cl. B5, 7.25%, 2011                           272,104       272,104c                    164,396      164,396
MORSERV,
  Ser. 1996-1, Cl. B5, 7%, 2011                               319,159       319,159c                    224,475      224,475
Norwest Asset Securities:
  Ser. 1996-8, Cl. B4, 7.5%, 2026                             103,724       103,724c                    101,295      101,295
  Ser. 1997-11, Cl. B4, 7%, 2027                              236,717       236,717c                    224,396      224,396
  Ser. 1997-15, Cl. B4, 6.75%, 2012                           334,558       334,558c                    314,586      314,586
  Ser. 1999-24, CI. B6, 7%, 2029                              976,130       976,130c                    396,960      396,960
Prudential Home Mortgage Securities, REMIC,
  Ser. 1996-7, Cl. B5, 6.75%, 2011                            588,256       588,256c                    351,973      351,973
Residential Accredit Loans, REMIC:
  Ser. 1997-QS6, Cl. B2, 7.5%, 2012                           125,012       125,012c                    116,560      116,560
  Ser. 1997-QS6, Cl. B3, 7.5%, 2012                           225,200       225,200c                    127,801      127,801
Residential Funding Mortgage Securities I,
  REMIC:
  Ser 1997-S15, Cl. B2, 7%, 2027                             745,803        745,803c                    645,202      645,202
  Ser. 1999-S13, CI. B2, 6.5%, 2029                            706,161      706,161                     515,747      515,747
  Ser. 2001-S13, CI. B3, 6.5%, 2016                            345,883      345,883                     111,547      111,547
Structured Asset Securities, REMIC:
  Ser. Greenpoint 1996-A, Cl. B5,
    8.464%, 2027                                               229,346      229,346c,e                  190,787      190,787
  Ser. Greenpoint 1996-A, Cl. B6,
    8.464%, 2027                                               184,286      184,286c,e                    66,727      66,727
                                                                                         562,375       4,155,160   4,717,535

Restaurants -.1%
LNR Property,
  Sr. Sub. Notes, Ser. B, 9.375%, 2008                         576,000       576,000                     584,640     584,640

Retail - .8%
Dillard's:
  Notes, 6.125%, 2003                      1,670,000                      1,670,000     1,657,882                  1,657,882
  Reset Put Securities, 6.39%, 2003        2,900,000                      2,900,000f    2,859,412                  2,859,412
                                                                                        4,517,294                  4,517,294

Shipping - .6%
Stena AB,
  Sr. Notes, 10.5%, 2005                   3,290,000                       3,290,000  3,388,700                    3,388,700

Structured Index - 7.4%
BSIX Linked Note,
  Sr. Notes, 0%, 2003                     15,000,000                     15,000,000g 15,117,510                   15,117,510

HYDI-100,
  Linked Ctf. of Deposit,
  9.4%, 2006                              19,800,000                     19,800,000g 20,517,750                   20,517,750
Passive High Yield Return
  Securities Trusts 2001,
  Ctfs., 9.24%, 2011                       5,227,000      563,000         5,790,000c,h 4,898,813      527,651      5,426,464
                                                                                      40,534,073      527,651     41,061,724

Technology - 1.4%
Amkor Technology,
  Sr. Notes, 9.25%, 2006                   5,160,000                       5,160,000   5,224,500                  5,224,500
Synargo Technologies,
  Sr. Sub. Notes, 9.5%, 2009               2,600,000                       2,600,000   2,658,500                  2,658,500
                                                                                       7,883,000                  7,883,000

Telecommunications - 3.8%
Avaya,
  Sr. Secured Notes, 11.125%, 2009            600,000      150,000            750,000     573,000      143,250      716,250
DTI Holdings,
  Sr. Discount Notes, Ser. B,
  0/12.5%, 2008                                           2,375,000          2,375,000b,d                11,875       11,875
Filtronic,
  Sr. Notes, 10%, 2005                        2,350,000                       2,350,000   2,373,500                2,373,500
Loral Cyberstar,
  Sr. Notes, 10%, 2006                        5,418,000                       5,418,000   4,198,950                4,198,950
Lucent Technologies,
  Notes, 7.25%, 2006                          2,958,000                       2,958,000   2,425,560                2,425,560
MJD Communications,
  Floating Rate Notes, Ser. B, 6.285%, 2008   4,500,000                       4,500,000e  3,262,500                3,262,500
Metromedia Fiber Network:
  Sr. Notes, 14%, 2007                        3,765,000                       3,765,000b  1,600,125                1,600,125
  Sr. Notes, 10%, 2009                        7,650,000                       7,650,000b    612,000                  612,000
  Sr. Notes, Ser. B, 10%, 2008                3,260,000                       3,260,000b,c  260,800                  260,800
Qwest Communications,
  Gtd. Notes, 7.75%, 2006                     1,900,000                       1,900,000c  1,473,910                1,473,910
Spectrasite Holdings:
  Sr. Discount Notes, 0/11.25%, 2009          5,140,000                       5,140,000d  1,747,600                1,747,600
  Sr. Discount Notes, Ser. B, 0/12.875%, 2010 6,015,000                       6,015,000d  1,804,500                1,804,500
Telewest Communications:
  Deb., 11%, 2007                                          1,100,000          1,100,000                  599,500     599,500
  Sr. Discount Notes, 0/9.25%, 2009                          790,000            790,000d                 317,975     317,975
                                                                                         20,332,445    1,072,600  21,405,045

Textiles - 3.5%
J.B. Poindexter & Co.,
  Sr. Notes, 12.5%, 2004                      9,625,000                       9,625,000   7,760,156                7,760,156
Levi Strauss & Co.,
  Notes, 6.8%, 2003                           8,863,000                       8,863,000   8,730,055                8,730,055
  Sr. Notes, 11.625%, 2008                                   824,000            824,000                  881,680     881,680
Russell,
  Sr. Notes, 9.25%, 2010                                     500,000            500,000c                 517,500     517,500
Sassco Fashions,
  Sr. Notes, 12.75%, 2004                     9,017,519                       9,017,519b  1,848,591                1,848,591
                                                                                         18,338,802    1,399,180  19,737,982

Transportation - .0%
Stena AB,
  Sr. Notes, 10.5%, 2005                                     100,000            100,000                  103,000    103,000

U. S. Governments - 3.8%
U.S. Treasury Inflation Protection
  Securities, .625%, 1/15/2008               12,778,000    1,486,000         14,264,000I 14,684,802    1,707,749  16,392,551
U. S. Treasury Notes,
  4.875%, 2/15/2012                           4,090,000      502,000          4,592,000   4,022,883      493,762   4,516,645
                                                                                         18,707,685    2,201,511  20,909,196

U. S. Government Agencies/Mortgage-Backed - 1.1%
Federal Home Loan Mortgage Corp.,
 REMIC, Gtd. Multiclass Mortgage
 Participation Ctfs., (Interest Only
 Obligation):
  Ser. 2288, Cl. IO, 6.5%, 1/15/2027          4,040,339      456,343          4,496,682j    606,051       68,451     674,502
  Ser. 2360, Cl. TI, 6.5%, 7/15/2026         14,231,736                      14,231,736j  1,734,493                1,734,493
  Ser. 2405, Cl. IA, 6.5%, 12/15/2011         1,689,654      188,232          1,877,886j    102,435       11,412     113,847
Federal National Mortgage Association,
 REMIC Trust, Gtd. Pass-Through Ctfs.,
  (Interest Only Obligation):
  Ser. 2001-69, Cl. IQ, 6%, 6/25/2023        11,109,891                      11,109,891j  1,145,708                1,145,708
  Ser. 2001-69, Cl. QI, 6%, 10/25/2021        7,005,853                       7,005,853j    836,324                  836,324
  Ser. 2001-74, Cl. NI, 6%, 2/25/2021         8,275,000                       8,275,000j  1,683,605                1,683,605
                                                                                          6,108,616       79,863   6,188,479

Utilities - 3.7%
AES,                                                         525,000           525,000                   427,875     427,875
  Sr. Notes, 8.875%, 2011
Calpine,
  Sr. Notes, 7.625%, 2006                     5,701,000                      5,701,000    4,936,182                4,936,182
  Sr. Notes, 7.75%, 2009                                     350,000           350,000                   296,201     296,201
  Sr. Notes, 8.5%, 2011                                    1,000,000         1,000,000                   856,494     856,494
Calpine Canada Energy Finance,
  Sr. Notes, 8.5%, 2008                       4,616,000      500,000         5,116,000    3,951,942      428,070   4,380,012
Hidroelectrica Piedra del Aguila:
  Notes, 8%, 2009                             2,808,000                      2,808,000c     575,640                  575,640
  Notes, 8.25%, 2009                          3,529,688                      3,529,688c     723,586                  723,586
Mirant Americas Generation,
  Sr. Notes, 7.625%, 2006                     4,230,000                      4,230,000    4,022,540                4,022,540
Mission Energy Holding,
  Sr. Notes, 13.5%, 2008                      3,627,000      385,000        4,012,000     3,998,768      424,463   4,423,231
                                                                                         18,208,658    2,433,103  20,641,761

Wireless Communications -8.3%
Alamosa Holdings,
  Sr. Discount Notes, 0/12.875%, 2010         2,245,000      420,000         2,665,000d   1,088,825      203,700   1,292,525
  Sr. Notes, 13.625%, 2011                    3,925,000      425,000         4,350,000    3,434,375      371,875   3,806,250
American Tower,
  Sr. Notes, 9.375%, 2009                     4,354,000      500,000         4,854,000    3,113,110      357,500   3,470,610
Crown Castle International,
  Sr. Notes, 9.375%, 2011                     1,436,000      480,000         1,916,000    1,234,960      412,800   1,647,760
Horizon PCS,
  Sr. Notes, 13.75%, 2011                     2,500,000      350,000         2,850,000c   1,837,500      257,250   2,094,750
Metromedia Fiber Network:
  Sr. Notes, 10%, 2009                                     1,087,000         1,087,000b                   86,960      86,960
  Sr. Notes, Ser. B, 10%, 2008                             1,030,000         1,030,000b                   82,400      82,400
MGC Communications,
  Sr. Secured Notes, Ser. B, 13%, 2004                     4,000,000         4,000,000b                1,620,000   1,620,000
Microcell Telecommunications,
  Sr. Notes, Ser. B, 14%, 2006                4,750,000                      4,750,000                 2,493,750   2,493,750
Nextel Communications:
  Conv. Sub. Deb., 5.25%, 2010                8,745,000      955,000         9,700,000    4,711,369      514,506   5,225,875
  Sr. Notes, 9.375%, 2009                    19,865,000    1,623,000        21,488,000   13,955,163    1,140,158  15,095,321
Nextel Partners,
  Sr. Notes, 12.5%, 2009                                     500,000           500,000c                  342,500     342,500
Pagemart Nationwide,
  Sr. Notes, 15%, 2005                       13,500,000                     13,500,000b     101,250                  101,250
SBA Communications,
  Sr. Notes, 10.25%, 2009                     1,700,000      600,000         2,300,000    1,232,500      435,000   1,667,500
Spectrasite Holdings:
  Conv. Sub. Deb., 6.75%, 2010                               100,000           100,000                    35,875      35,875
  Sr. Discount Notes, 0/11.25%, 2009                         555,000           555,000d                  188,700     188,700
  Sr. Discount Notes, Ser. B, 0/12.875%, 2010                895,000           895,000d                  268,500     268,500
TeleCorp PCS,
  Sr. Sub. Notes, 10.625%, 2010               1,053,000      482,000          1,535,000  1,205,685       551,890   1,757,575
Tritel PCS,
  Sr. Discount Notes, 0/12.75%, 2009          1,000,000                       1,000,000d   900,000                   900,000
  Sr. Sub. Notes, Ser. B, 10.375%, 2011       2,526,000      207,000          2,733,000  2,816,490       230,805   3,047,295
U.S. Unwired,
  Sr. Sub. Discount Notes,
  Ser. B, 0/13.375%, 2009                     1,475,000      145,000          1,620,000d   988,250        97,150   1,085,400
WAM ! NET,
  Sr. Discount Notes, 0/13.25%, 2005                       1,750,000          1,750,000b,d                   350         350
                                                                                        39,113,227     7,197,919  46,311,146

Total Bonds and Notes
  (cost $539,592,713, $50,946,789 and $590,
  539,502, respectively)                                                               440,992,996     2,825,804 483,818,800

Other Securities- .1%

Banking
Fuji JGB,
  Non-Cumulative Preferred Securities,
  Ser. A, 9.87%, 6/30/2008                                   800,000            800,000c,e,n             661,618     661,618
IBJ Preferred Capital,
  Non-Cumulative Preferred Securities,
  Ser. A, 8.79%, 6/30/2008                                   200,000            200,000c,e,n             156,728     156,728

Total Other Securities
  (cost $0, $ 894,548 and $894,548, respectively)                                                        818,346     818,346

Preferred Stocks - 7.6%                                   Shares

Broadcasting - 3.4%
Granite Broadcasting,                                          1,831              1,831                  915,500     915,500
  Cum., $127.50
Newscorp Overseas,
  Ser. A, Cum., $2.15625                     57,500                          57,500  1,426,000                 1,426,000
Paxson Communications:
  Cum., $1,325                                  982          102              1,084  8,543,400       887,400   9,430,800
  Cum. Conv., $975                              751           78                829c 6,683,900       694,242   7,378,142
                                                                                    16,653,300      2,497,142  19,150,442

Construction- .5%
FWT,
  Ser. A, Cum., $.10                                   1,132,786          1,132,786                 481,434     481,434
Kaiser Group Holdings,
  Cum., $3.85                                             79,194             79,194                2,514,410   2,514,410
                                                                                                   2,995,844   2,995,844
Energy - .5%
EXCO Resources,
  Cum. Conv., $1.05                         140,000                         140,000                2,520,000   2,520,000

Metals and Mining - .7%
Kaiser Group Holdings,
  Cum., $3.85                               123,316                         123,316                3,915,283   3,915,283

Oil and Gas -.1%
EXCO Resources,
  Cum. Conv., $1.05                                       15,068             15,068                  271,224     271,224

Telecommunications - 1.9%
Adelphia Business Solutions,
  Ser. B, Cum., $128.75                                    1,661              1,661                      823         823
CSC Holdings,
  Ser. H, Cum. $117.5                        98,950       11,125            110,075  9,375,513     1,054,094  10,429,607
McLeod USA,                                  21,979        1,630             23,609    116,489         8,639     125,128
  Cum. $.4375                                                                        9,492,002     1,063,556  10,555,558

Utilities -.2%
TNP Enterprises,
  Ser. D, Cum., $145                                       1,296              1,296                1,308,960   1,308,960

Wireless Communications -.3%
Crown Castle International,
  Cum., $127.50                                            3,006              3,006                1,623,240   1,623,240

Total Preferred Stocks
  (cost $32,525,986, $12,746,883 and
  $45,272,869, respectively)                                                        32,580,585     9,759,966  42,340,551

Common Stocks - .1%

Construction - .0%
FWT, Cl. A                                                  933,333            933,333l                 933         933
Kaiser Group Holdings (rights)                 123,316       79,194            202,510k,l,o    0                      0
                                                                                                        933         933

Financial - .0%
Ono Finance (warrants)                                      1,000               1,000c,l                125         125

Telecommunications - .0%
McLeod USA (warrants)                       48,703          3,612              52,315c,l 17,046       1,264      18,310
WorldPort Communications                    75,086                            175,086c,l 85,792                  85,792
                                                                                       102,838        1,264     104,102

Wireless Communications - .1%
Loral Cyberstar (warrants)                  164,345                          164,345c,l225,974                  225,974

Total Common Stocks
  (cost $106,524, $20,473 and
   $126,997, respectively)                                                              328,812        2,322    331,134

                                                      Principal Amount ($) (a)
Short-Term Investments -5.3%

Commercial Paper - 3.7%
Merrill Lynch,
   1.88%, 5/1/2002                          18,100,000    2,300,000     20,400,000  18,100,000   2,300,000  20,400,000

U. S. Treasury Bills - 1.6%
   1.62%, 6/6/2002                                        1,000,000      1,000,000m                998,290     998,290
   1.68%, 5/23/2002                          2,000,000                   2,000,000m   1,997,920              1,997,920
   1.685%, 7/18/2002                         3,545,000    2,305,000      5,850,000m   3,531,919  2,296,495   5,828,414
   1.728%, 6/20/2002                          400,000                      400,000m     399,076                399,076
                                                                                      5,928,915  3,294,785   9,223,700

Total Short-Term Investments
   (cost $24,028,916, $5,594,835 and
    $29,623,751, respectively)                                                       24,028,915  5,594,785  29,623,700

Total Investments
   (cost $596,254,139, $70,203,529 and
    $666,457,688, respectively)                               100.0%                497,931,308 59,001,223 556,932,531

*  Management does not anticipate having to sell any securities as a result of the reorganization.
a  Principal amount stated in U.S. dollars unless otherwise noted.
              EUR-Euros
              GBP-British Pound
b  Non-income producing-security in default.
c  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to $64,745,858 or  11.6% of pro forma net assets.
d  Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e  Variable rate security-interest rate subject to periodic change.
f  Reflects date security can be redeemed at holder's option; the stated maturity date is 8/1/2013.
g  Security linked to the High Yield Default Index.
h  Security linked to a portfolio of high yield debt securities.
i  Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j  Notional face amount shown.
k  The rights allow the holder to put preferred stock back to the company under certain conditions.
l  Non-income producing security.
m  Partially held by a broker as collateral for open financial futures positions.
n  Date shown represents earliest date the issuer may redeem the security.
o  The valuation of these securities has been determined in good faith under the direction of the Board of Trustees.

                                                Acquisition          Purchase
Issuer                                             Date            Price ($) *           Net Assets (%)
Aetna Industries, Sr. Notes,
   11.875%, 10/1/2006                       7/8/1998-4/19/1999        108.12                  .00

Kaiser Group Holdings (rights)                    6/26/01                .00                  .00

*  Average Cost

See notes to pro forma financial statements.

Pro Forma Statement of Financial Futures
Dreyfus Premier Limited Term High Income Fund
April 30, 2002 (Unaudited)

                                                                                       Market Value Covered
                                      Number of Contracts                               by Contracts ($)
                               Dreyfus           Dreyfus                      Dreyfus          Dreyfus
                               Premier Limited    Premier                     Premier Limited  Premier
                               Term High         High Yield                   Term High         High Yield
                               Income            Securities      Pro Forma    Income            Securities     Pro Forma
                               Fund              Fund            Combined      Fund             Fund           Combined

Financial Futures Long
Australian Dollars                     46            6              52         2,467,440         321,840         2,789,280
Euro Dollars                          216            23             239       24,273,000        2,584,625       26,857,625

Financial Futures Short
U. S. Treasury 5 Year Notes           305            --             305       32,344,297           --           32,344,297

                                                       Unrealized Appreciation
                                                 (Depreciation) at 4/30/2002 ($)
                                                       Dreyfus           Dreyfus
                                                 Premier Limited         Premier
                                                      Term High         High Yield
                                                       Income           Securities      Pro Forma
                                   Expiration           Fund               Fund          Combined

Financial Futures Long
Australian Dollars                 June 2002           89,240             11,640         100,880
Euro Dollars                       June 2002           72,900             77,625         150,525

Financial Futures Short
U. S. Treasury 5 Year Notes        June 2002          (28,594)              --           (28,594)

                                                       133,546            89,265         222,811

See notes to pro forma financial statements.

Pro Forma Statement of Assets and Liabilities

April 30, 2002 (Unaudited)

                                                            Dreyfus         Dreyfus
                                                         Premier Limited    Premier
                                                           Term High       High Yield       Pro Forma
                                                            Income         Securities       Combined
                                                             Fund             Fund          (Note 1)
                                                         ---------------   ----------       ---------
ASSETS:      Investments in securities, at value -
             See Statement of Investments *               $ 497,931,308   $  59,001,223     $  556,932,531
             Cash                                                   -            87,331             87,331
             Receivable for investment securities sold       23,977,617       3,465,530         27,443,147
             Dividend and interest receivable                13,146,390       1,275,539         14,421,929
             Paydowns receivable                                    -             2,233              2,233
             Receivable for shares of Beneficial
               Interest subscribed                            1,062,506         184,094          1,246,600
             Prepaid expenses and other assets                      -            22,133             22,133
                                                          -------------    ------------     --------------

                  Total Assets                              536,117,821      64,038,083        600,155,904
                                                          -------------    ------------     --------------

LIABILITIES: Due to The Dreyfus Corporation and
               affiliates                                       582,778          58,049            640,827
             Cash overdraft due to Custodian                  1,248,808             -            1,248,808
             Payable for investment securities purchased     12,145,333       2,010,894         14,156,227
             Payable for shares of Beneficial Interest
                redeemed                                        329,263          75,521            404,784
             Dividend payable                                 4,226,041             -            4,226,041
             Payable for variation margin                       104,714           8,183            112,897
             Accrued expenses                                       -            49,059             49,059
             Other liabilities                                   16,920             -               16,920
                                                          -------------    ------------     --------------

                  Total Liabilities                          18,653,857       2,201,706         20,855,563
                                                          -------------    ------------     --------------
NET ASSETS                                                $ 517,463,964    $ 61,836,377     $  579,300,341
                                                          =============    ============     ==============

REPRESENTED
   BY:       Paid-in capital                              $ 893,817,989    $161,570,133     $1,055,388,122
             Accumulated undistributed investment
                income-net                                    1,044,540         471,343          1,515,883
             Accumulated net realized gain (loss)
                on investments                             (279,866,636)    (89,092,111)      (368,958,747)
             Accumulated net unrealized appreciation
                (depreciation) on investments               (97,531,929)    (11,112,988)      (108,644,917)
                                                          -------------    ------------     --------------

NET ASSETS                                                $ 517,463,964    $ 61,836,377     $  579,300,341
                                                          =============    ============     ==============

Shares of  Beneficial Interest outstanding (unlimited
    number of $.001 par value
    shares authorized):
Dreyfus Premier Limited Term High Income Fund
     Class A Shares                                          15,357,193
                                                          =============
     Class B Shares                                          40,466,365
                                                          =============
     Class C Shares                                          10,704,774
                                                          =============
     Class R Shares                                              16,861
                                                          =============

Shares of Beneficial Interest outstanding (unlimited
number of $.001 par value shares authorized):
Dreyfus Premier High Yield Securities Fund
     Class A Shares                                           8,642,047
                                                          =============
     Class B Shares                                           1,293,865
                                                          =============
     Class C Shares                                             570,178
                                                          =============
     Class T Shares                                              20,189
                                                          =============

NET ASSET VALUE per share-Note 3:
Dreyfus Premier Limited Term High Income Fund
      Class A Shares
          ($119,405,270 / 15,357,193 shares)                     $ 7.78
                                                          =============
      Class B Shares
          ($314,648,105 / 40,466,365 shares)                     $ 7.78
                                                          =============
      Class C Shares
          ($83,279,567 / 10,704,774 shares)                      $ 7.78
                                                          =============
      Class R Shares
          ($131,022 / 16,861 shares)                             $ 7.77
                                                          =============

Dreyfus Premier High Yield Securities Fund
      Class A Shares
          ($50,836,677 / 8,642,047 shares)                       $ 5.88
                                                          =============
      Class B Shares
          ($7,566,079 / 1,293,865 shares)                        $ 5.85
                                                          =============
      Class C Shares
          ($3,314,854 / 570,178 shares)                          $ 5.81
                                                          =============
      Class T Shares
          ($118,767 / 20,189 shares)                             $ 5.88
                                                          =============

Pro forma Combined Portfolio - Class A Shares
          ($170,360,714 / 21,903,973 shares)                                                                   $ 7.78
                                                                                                        =============
Pro forma Combined Portfolio - Class B Shares
          ($322,214,184 / 41,439,258 shares)                                                                   $ 7.78
                                                                                                        =============
Pro forma Combined Portfolio - Class C Shares
          ($86,594,421 / 11,130,575 shares)                                                                    $ 7.78
                                                                                                        =============
Pro forma Combined Portfolio - Class R Shares
          ($131,022 / 16,861 shares)                                                                           $ 7.77
                                                                                                        =============

* Investments in securities, at cost                      $ 596,254,139    $ 70,203,529    70,203,529   $ 666,457,668

                  See notes to pro forma financial statements.

Pro Forma Statement of Operations

For the Twelve Months Ended April 30, 2002 (Unaudited)

                                                             Dreyfus        Dreyfus
                                                         Premier Limited    Premier
                                                            Term High      High Yield                    Pro Forma
                                                              Income       Securities                    Combined
                                                               Fund          Fund       Adjustments(a)   (Note 1)

INVESTMENT INCOME:

INCOME:          Interest                                 $ 59,020,798     $ 6,522,893                   $65,543,691
                 Dividends                                   2,560,255       1,665,580                     4,225,835
                                                          ------------     -----------                   -----------
                      Total Income                          61,581,053       8,188,473                    69,769,526
                                                          ------------     -----------                   -----------

EXPENSES:        Management fee                           $  3,857,361     $   388,923    $  29,917(b)   $ 4,276,201
                 Distribution and service fees               3,750,446         234,702       59,384(c)     4,044,532
                 Interest                                       21,934             644                        22,578
                 Shareholder servicing costs                       -            59,384      (59,384)(c)          -
                 Custodian fees                                    -            20,090      (20,090)(d)          -
                 Prospectus and shareholders' reports              -             7,111       (7,111)(d)          -
                 Professional fees                                 -            31,247      (31,247)(d)          -
                 Registration fees                                 -            57,695      (57,695)(d)          -
                 Trustees' fees and expenses                       -             5,448       (5,448)(d)          -
                 Miscellaneous                                     -            12,555       (2,555)(d)          -
                                                             ---------         -------     --------        ---------
                      Total Expenses                         7,629,741         817,799     (104,229)(d)    8,343,311
                                                             ---------         -------     --------        ---------

INVESTMENT INCOME-NET                                       53,951,312       7,370,674      104,229       61,426,215
                                                            ----------       ---------      -------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

                 Net realized gain (loss) on
                   investments                            $(12,496,903)   $(47,703,285)                 $(170,200,188)
                 Net realized gain (loss) on
                   financial futures                        (5,708,573)        230,595                     (5,477,978)
                                                            ----------         -------       -------       ----------

                 Net Realized Gain (Loss)                 (128,205,476)    (47,472,690)                  (175,678,166)

                 Net unrealized appreciation
                   (depreciation) on investments            74,050,751      41,163,541                    115,214,292
                                                           -----------      ----------       -------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS     (54,154,725)     (6,309,149)                   (60,463,874)
                                                           -----------       ----------       -------      -----------

NET (DECREASE) IN NET ASSETS RESULTING                    $   (203,413)   $  1,061,525        104,229   $     962,341
                                                          ============    ============        =======   =============

(a)  Merger related expenses are excluded.
(b)  Reflects the higher management fee charged by Dreyfus Premier Limited Term High Income Fund.
(c)  To conform to Dreyfus Premier Limited Term High Income Fund's presentation of shareholder servicing costs.
(d)  Reflects the anticipated savings of the Merger.

See notes to pro forma financial statements.

Dreyfus Premier Limited Term High Income Fund
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Basis of Combination:

At special meetings of the Boards held on April 25, 2002 and May 1, 2002, respectively, the Boards of Trustees of The Dreyfus/Laurel Funds Trust and Dreyfus Premier Fixed Income Funds each approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, subject to approval by the shareholders of Dreyfus Premier High Yield Securities Fund ( the “Fund”), a series of Dreyfus Premier Fixed Income Funds, the Fund will transfer all of its assets, subject to its liabilities, to Dreyfus Premier Limited Term High Income Fund ( the “Acquiring Fund”), a series of The Dreyfus/Laurel Funds Trust, in exchange for a number of shares of the Acquiring Fund equal in value to the assets of the Fund (the “Exchange”). Shares of the Acquiring Fund then will be distributed to Fund shareholders on a pro rata basis in liquidation of the Fund.

The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments, statement of financial futures and statement of assets and liabilities reflect the financial position of the Acquiring Fund and the Fund at April 30, 2002. The unaudited pro forma statement of operations reflects the results of operations of the Acquiring Fund and the Fund for the twelve months ended April 30, 2002. These statements have been derived from the books and records of the respective Fund utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for exchange periods will not be restated. The fiscal year ends are October 31 for the Fund and December 31 for the Acquiring Fund.

The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the respective Statements of Additional Information. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on April 30, 2002. Following the Exchange, the Acquiring Fund will be the accounting survivor.

NOTE 2--Portfolio Valuation:

Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service (“Service”) approved by the Fund’s Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market and in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the respective Board. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value.

NOTE 3--Capital Shares:

The pro forma net asset value per share of the Acquiring Fund assumes the issuance of 6,546,790 Class A shares, 972,893 Class B shares and 425,801 Class C shares of beneficial interest of the Acquiring Fund were issued in connection with the Exchange. The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Fund at April 30, 2002 by the net asset value per share of Class A, Class B and Class C shares of the Acquiring Fund at April 30, 2002 of $7.78, $7.78 and $7.78, respectively. The Fund's Class T shareholders will receive Acquiring Fund Class A shares. Acquiring Fund Class R shares were not affected as a result of the Exchange.

NOTE 4--Pro Forma Operating Expenses:

The accompanying pro forma financial statements reflect changes in expenses of the Acquiring Fund as if the Exchange had taken place as of the beginning of the twelve-month period ended on April 30, 2002. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchange, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5--Merger Costs

Merger costs are estimated at approximately $69,200 and are not included in the pro forma statement of operations since these costs are not recurring. These costs represent the estimated expenses of the Acquiring Fund and the Fund carrying out its respective obligations under the Exchange and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the Exchange.

NOTE 6--Federal Income Taxes:

Each of the Acquiring Fund and the Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). After the Exchange, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, the Fund will make any required income or capital gain distributions prior to consummation of the Exchange, in accordance with provisions of the Code relating to tax-free mergers of investment companies.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Acquiring Fund.

THE DREYFUS/LAUREL FUNDS TRUST
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 115 to the Registrant's Registration Statement on Form N-1A, filed April 30, 2002.

Item 16	Exhibits. All references are to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A (File No. 33-43846) (the "Registration Statement") unless otherwise noted.

(1)(a)	Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement.

(1)(b)	Amendment No. 1 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on February 7, 1994. Incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement.

(1)(c)	Amendment No. 2 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement.

(1)(d)	Amendment No. 3 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on December 13, 1994. Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement.

(1)(e)	Amendment No. 4 to Registrant's Second Amended and Restated Agreement and Declaration. Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement.

(2)	Amended and Restated By-Laws. Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994. Incorporated by Reference to Post-Effective Amendment No. 90 to the Registration Statement.

(6)(b)	Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994, (relating to Investment Management Agreement dated April 4, 1994). Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement.

(7)	Form of Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement.

(8)	Not Applicable.

(9)	Form of Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement.

(10)(a)	Form of Distribution Plan (relating to Class B Shares and Class C Shares). Incorporated by reference to Post-Effective Amendment No. 93 of the Registration Statement.

(10)(b)	Amended and Restated Distribution Plan (relating to Class A Shares and Institutional Shares). Incorporated by reference to Post-Effective Amendment No. 113 of the Registration Statement.

(10)(c)	Amended and Restated Service Plan (relating to Class B, Class C, and Class T Shares). Incorporated by reference to Post-Effective Amendment No. 113 of the Registration Statement.

(10)(d)	Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 110 of the Registration Statement.

(10)(e)	Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 113 of the Registration Statement.

(11)(a)	Opinion of Counsel is incorporated by reference to the Post-Effective Amendment No. 93 of the Registration Statement.

(11)(b)	Consent of Counsel.**

(12)	Opinion and consent of counsel regarding tax matters.***

(13)	Not Applicable.

(14)(a)	Consent of Ernst & Young LLP, Independent Auditors of Dreyfus Premier Fixed Income Funds.**

(14)(b)	Consent of KPMG LLP, Registrant's Independent Auditors.**

(15)	Not Applicable.

(16)	Powers of Attorney. Incorporated by reference to the Signature Page of the Registration Statement.**

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectus dated May 1, 2002 is incorporated by reference to Post-Effective Amendment No. 115 to the Registration Statement, filed April 30, 2002.

(17)(c)	Dreyfus Premier High Yield Securities Fund's Prospectus and Statement of Additional Information dated March 1, 2002 is incorporated by reference to Post-Effective Amendment No. 32 to Dreyfus Premier Fixed Income Securities Fund's Registration Statement on Form N-1A, filed February 25, 2002 (File No. 33-07172).

________________________

*       Filed herewith as part of the Prospectus/Proxy Statement

**    Filed previously.

***  To be filed by Post-Effective Amendment.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

           As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 3rd day of June, 2002.

THE DREYFUS/LAUREL FUNDS TRUST (Registrant) By: /s/ STEVEN E. CANTER* Steven E. Canter, President

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/Steven E. Canter*               President                         June 3, 2002
-----------------------
Steven E. Canter                   (Principal Executive
                                   Officer)

/s/James Windels*                  Treasurer                         June 3, 2002
-----------------------
James Windels                      (Principal Financial and
                                   Accounting Officer)

/s/Joseph S. Dimartino*            Chairman of the Board             June 3, 2002
-----------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*           Trustee                           June 3, 2002
-----------------------
James M. Fitzgibbons

/s/J. Tomlinson Fort*              Trustee                           June 3, 2002
-----------------------
J. Tomlinson Fort

/s/Arthur L. Goeschel*             Trustee                           June 3, 2002
-----------------------
Arthur L. Goeschel

/s/Kenneth A. Himmel*              Trustee                           June 3, 2002
-----------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*            Trustee                           June 3, 2002
-----------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*               Trustee                           June 3, 2002
-----------------------
Roslyn M. Watson

/s/Benaree Pratt Wiley*            Trustee                           June 3, 2002
-----------------------
Benaree Pratt Wiley
*BY:	/s/ John B. Hammalian John B. Hammalian Attorney-in-Fact